UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Jennison Sector Funds, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	11/30/2005

Date of reporting period:	5/31/2005

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Jennison Health Sciences Fund

MAY 31, 2005	SEMIANNUAL REPORT

FUND TYPE

Sector stock

OBJECTIVE

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

July 15, 2005

We hope that you find the semiannual report for the Jennison Health Sciences Fund informative and useful. As a JennisonDryden Mutual Fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Jennison Sector Funds, Inc./Jennison Health Sciences Fund

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Health Sciences Fund (the Fund), a series of Jennison Sector Funds, Inc. (the Company), is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 5/31/05
	Six Months	One Year	Five Years	Since Inception[2]
Class A	13.84%	14.74%	82.49% (82.39)	157.97% (157.83)
Class B	13.37	13.91	75.74 (75.64)	146.66 (146.52)
Class C	13.37	13.91	75.74 (75.64)	146.66 (146.52)
Class Z	13.90	15.05	84.83 (84.73)	162.01 (161.87)
S&P SC 1500 Index[3]	2.63	9.00	–4.02	1.23
S&P SC Health Care Index[4]	9.89	4.30	10.83	18.07
Lipper Health/Biotechnology Funds Avg.[5]	5.55	2.52	27.79	70.59

Average Annual Total Returns[1] as of 6/30/05
		One Year	Five Years	Since Inception[2]
Class A		13.39%	9.49% (9.48)	16.76% (16.74)
Class B		14.13	9.78 (9.76)	16.98 (16.97)
Class C		18.13	9.91 (9.90)	16.98 (16.97)
Class Z		20.40	11.03 (11.02)	18.18 (18.17)
S&P SC 1500 Index[3]		7.23	–1.22	0.28
S&P SC Health Care Index[4]		4.18	0.31	2.80
Lipper Health/Biotechnology Funds Avg.[5]		3.81	0.08	9.02

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

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1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, management fee waivers and/or expense reimbursements were in effect. Without such management fee waivers and/or expense reimbursements, the returns for the share classes would have been lower, as indicated in parentheses. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception date: 6/30/99.

3The Standard & Poor’s SuperComposite (S&P SC) 1500 Index—an unmanaged index of the 500 large, established, publicly traded stocks in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index); the 400 stocks contained in the S&P Mid-Cap 400 Index; and the 600 small-capitalization stocks comprising the S&P SmallCap 600 Index—gives a broad look at how U.S. stock prices have performed.

4The S&P SC Health Care Index is an unmanaged, capitalization-weighted index that measures the performance of the healthcare sector of the S&P SC 1500 Index.

5The Lipper Health/Biotechnology Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Health/Biotechnology Funds category for the periods noted. Funds in the Lipper Average invest primarily in shares of companies engaged in healthcare, medicine, and biotechnology.

Investors cannot invest directly in an index. The returns for the S&P SC 1500 Index and the S&P SC Health Care Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 5/31/05
Schering-Plough Corp., Pharmaceuticals	3.7%
Genentech, Inc., Biotechnology	3.6
Eli Lily & Co., Pharmaceuticals	3.6
CIGNA Corp., Healthcare Providers & Services	3.4
Roche Holding AG, Pharmaceuticals	3.3

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/05
Biotechnology	30.3%
Healthcare Providers & Services	27.8
Pharmaceuticals	27.5
Healthcare Equipment & Supplies	7.6
Diversified Financial Services	1.8

Industry weightings reflect only long-term investments and are subject to change.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2004, at the beginning of the period, and held through the six-month period ended May 31, 2005.

The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs), Section 403(b) accounts, and Section 529 plan accounts. As of the close of the six-month period covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. Section 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

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expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Health Sciences Fund		Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,138.42	1.23%	$6.56
	Hypothetical	$1,000.00	$1,018.80	1.23%	$6.19

Class B	Actual	$1,000.00	$1,133.68	1.98%	$10.53
	Hypothetical	$1,000.00	$1,015.06	1.98%	$9.95

Class C	Actual	$1,000.00	$1,133.68	1.98%	$10.53
	Hypothetical	$1,000.00	$1,015.06	1.98%	$9.95

Class Z	Actual	$1,000.00	$1,139.02	0.98%	$5.23
	Hypothetical	$1,000.00	$1,020.04	0.98%	$4.94

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2005, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2005 (to reflect the six-month period).

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	5

This Page Intentionally Left Blank

Portfolio of Investments

as of May 31, 2005 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 95.0%
COMMON STOCKS 95.0%

Biotechnology 30.3%
533,333	Acorda Therapeutics, Inc. Private Placement (cost $3,999,998; purchased 3/2/04)(a)(b)(c)(g)	$2,266,665
610,500	Advancis Pharmaceutical Corp.(a)(e)	2,722,830
248,564	Amgen, Inc.(a)	15,555,135
696,300	AtheroGenics, Inc.(a)	9,922,275
3,184,700	AVANIR Pharmaceuticals Co., Class A(a)(e)	7,898,056
1,250,000	Axonyx, Inc.(a)(e)	1,612,500
362,000	Celgene Corp.(a)(e)	15,327,080
206,300	Cortex Pharmaceuticals, Inc.(a)(e)	482,742
336,200	DOV Pharmaceutical, Inc.(a)(e)	5,076,620
742,500	Encysive Pharmaceuticals, Inc.(a)	7,573,500
305,400	Genentech, Inc.(a)(e)	24,202,950
487,100	Gilead Sciences, Inc.(a)	19,873,680
174,300	Idenix Pharmaceuticals, Inc.(a)(e)	3,559,206
300,600	ImClone Systems, Inc.(a)	9,961,884
1,600,000	Insmed, Inc.(a)(e)	2,032,000
578,200	Keryx Biopharmaceuticals, Inc.(a)(e)	7,077,168
1,586,500	Ligand Pharmaceuticals, Inc. Class B(a)(e)	9,265,160
275,500	MGI Pharma, Inc.(a)(e)	6,391,600
316,215	Myogen, Inc.(a)	2,093,344
546,700	Nuvelo, Inc.(a)	4,056,514
200,800	Pharmion Corp.(a)	4,082,264
581,300	Progenics Pharmaceuticals, Inc.(a)(e)	11,626,000
996,700	Regeneron Pharmaceuticals, Inc.(a)	6,209,441
495,400	Telik, Inc.(a)(e)	7,064,404
749,200	Vertex Pharmaceuticals, Inc.(a)(e)	10,428,864
484,200	Vicuron Phamaceuticals, Inc.(a)(e)	7,979,616

		204,341,498

Diversified Financial Services 1.8%
162,400	Pharmaceutical HOLDRs Trust(e)	12,082,560

Healthcare Equipment & Supplies 7.6%
215,700	Advanced Medical Optics, Inc.(a)(e)	8,328,177
78,200	Alcon, Inc. (Switzerland)	7,997,514
105,500	INAMED Corp.(a)	6,565,265
132,700	Kinetic Concepts, Inc.(a)	8,525,975
263,000	Mentor Corp.(e)	10,759,330

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	7

Portfolio of Investments

as of May 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

225,600	St. Jude Medical, Inc.(a)	$9,051,072
6,700	Syneron Medical Ltd.(a)(e)	225,924

		51,453,257

Healthcare Providers & Services 27.8%
345,900	Caremark Rx, Inc.(a)	15,447,894
238,400	Cerner Corp.(a)(e)	15,579,440
232,600	CIGNA Corp.	22,620,350
230,400	Community Health Systems, Inc.(a)	8,379,648
47,100	Conor Medsystems, Inc.(a)	705,558
113,300	Covance, Inc.(a)	4,946,678
276,200	HCA, Inc.	14,914,800
244,500	Health Management Associates, Inc. Class A(e)	6,166,290
68,800	Horizon Health Corp.(a)	3,016,880
283,500	Humana, Inc.(a)	10,308,060
253,100	McKesson Corp.	10,192,337
175,500	Medco Health Solutions, Inc.(a)(e)	8,775,000
246,000	PacifiCare Health Systems, Inc.(a)(e)	15,456,180
70,100	Sierra Health Services, Inc.(a)(e)	4,631,507
151,300	Triad Hospitals, Inc.(a)	7,673,936
207,000	UnitedHealth Group, Inc.	10,056,060
158,700	Universal Health Services, Inc., Class B	9,272,841
142,600	WellPoint, Inc.(a)	18,965,800

		187,109,259

Pharmaceuticals 27.5%
202,000	American Pharmaceutical Partners, Inc.(a)	8,871,840
182,800	Aspreva Pharmaceuticals Corp.(a)(e)	2,562,856
411,100	Eli Lilly & Co.	23,967,130
864,100	IVAX Corp.(a)(e)	16,979,565
423,400	NitroMed, Inc.(a)(e)	8,103,876
287,000	Novartis AG (ADR) (Switzerland)	14,014,210
172,800	Par Pharmaceutical Companies, Inc.(a)(e)	5,529,600
231,700	Pfizer, Inc.	6,464,430
356,700	Roche Holding AG (ADR) (Switzerland)(e)	22,548,041
341,200	Sanofi-Aventis (ADR) (France)	15,354,000
1,270,900	Schering- Plough Corp.	24,782,550
253,300	Sepracor, Inc.(a)(e)	15,390,508
365,000	Shire Pharmaceuticals Group PLC (ADR) (United Kingdom)	11,683,650
276,400	Teva Pharmaceutical Industries Ltd. (ADR) (Israel)(e)	9,223,468

		185,475,724

	Total common stocks (cost $575,690,330)	640,462,298

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

PREFERRED STOCK

Biotechnology
200,000	GeneProt, Inc., Private Placement (Switzerland) (cost $1,100,000; purchased 7/07/00)(a)(b)(c)(g)	$0

Units
WARRANTS(a)

Biotechnology
48,000	Bioenvision, Inc., expiring 3/22/09 (cost $0; purchased 3/15/04)(b)(c)(g)	55,372
700,000	Insmed, Inc., expiring 11/08/09 (cost $0; purchased 11/08/04)(b)(c)(g)	225,006
61,303	Myogen, Inc., expiring 9/29/09 (cost $7,663; purchased 9/29/04)(b)(c)(g)	124,796

	Total warrants (cost $7,663)	405,174

	Total long-term investments (cost $576,797,993)	640,867,472

Shares
SHORT-TERM INVESTMENTS 39.7%

Money Market Mutual Fund 39.3%
265,066,437	Dryden Core Investment Fund - Taxable Money Market Series (cost $265,066,437)(f)(i)	265,066,437

Principal Amount (000)

Repurchase Agreement 0.1%
$ 461	State Street Bank & Trust Co. Repurchase Agreement(h) 0.90%, 6/01/05 (cost $461,000)	461,000

U.S. Government Securities
105	United States Treasury Bills(d) 2.49%, 6/23/05 (cost $104,842)	104,825

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	9

Portfolio of Investments

as of May 31, 2005 (Unaudited) Cont’d.

Contracts	Description	Value (Note 1)

OUTSTANDING OPTIONS PURCHASED(a) 0.3%

Call Options
5,000	Pfizer, Inc. expiring 6/18/05 @ $25	$1,550,000
5,000	Pfizer, Inc. expiring 6/18/05 @ $27.5	425,000

	Total outstanding options purchased (cost $1,917,500)	1,975,000

	Total short-term investments (cost $267,549,779)	267,607,262

	Total Investments 134.7% (cost $844,347,772)	908,474,734
	Liabilities in excess of other assets (34.7%)	(234,262,554)

	Net Assets 100%	$674,212,180

(a)	Non-income producing securities.
(b)	Fair-valued security.
(c)	Indicates a restricted security; the aggregate cost of the restricted securities is $5,107,661. The aggregate value of $2,671,839 is approximately .40% of net assets.
(d)	Percentages quoted represent yield-to-maturity as of purchase date.
(e)	All or a portion of security is on loan. The aggregate market value of such securities is $215,880,174; cash collateral of $231,803,763 (included in liabilities) was received with which the portfolio purchased highly liquid short-term instruments.
(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $5,107,661. The aggregate value of $2,671,839 is approximately .40% of net assets.
(h)	State Street Bank & Trust Repurchase Agreement, 0.90% dated 5/31/05, due 6/1/05 in the amount of $461,012 (cost $461,000; collateralized by U.S. Treasury Bond 6.5% due 11/15/26. The value of the collateral including the accrued interest was $476,958).
(i)	Prudential Investments LLC, the manager of the Fund also serves as the manager of the Dryden Core Investment Fund—Taxable Money Market Series.

ADR—American Depositary Receipt.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2005 were as follows:

Money Market Mutual Fund (including 34.4% of collateral received for securities on loan)	39.3%
Biotechnology	30.3
Pharmaceuticals	27.8
Healthcare Providers & Services	27.8
Healthcare Equipment & Supplies	7.6
Diversified Financial Services	1.8
Repurchase Agreements	0.1
U.S. Government Securities	0.0

134.7
Liabilities in excess of other assets	(34.7)

100.0%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	11

Statement of Assets and Liabilities

as of May 31, 2005 (Unaudited)

Assets
Investments, at value including securities on loan of $215,880,174:
Unaffiliated investments (cost $579,281,335)	$643,408,297
Affiliated investments (cost $265,066,437)	265,066,437
Cash	44,591
Receivable for Fund shares sold	4,696,616
Receivable for investments sold	3,541,107
Dividends and interest receivable	384,502
Tax reclaim receivable	14,677
Other assets	4,843

Total assets	917,161,070

Liabilities
Payable to broker for collateral for securities on loan	231,803,763
Payable for investments purchased	9,374,177
Payable for Fund shares repurchased	863,132
Management fee payable	403,319
Distribution fee payable	261,430
Transfer agent fee payable	220,740
Accrued expenses	18,026
Withholding taxes payable	2,489
Deferred directors’ fees	1,814

Total liabilities	242,948,890

Net Assets	$674,212,180

Net assets were comprised of:
Common stock, at par	$373,058
Paid-in capital in excess of par	569,596,902

569,969,960
Accumulated net investment loss	(2,169,622)
Accumulated net realized gain on investments and foreign currency transactions	42,284,880
Net unrealized appreciation on investments	64,126,962

Net assets, May 31, 2005	$674,212,180

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($207,104,214 ÷ 11,278,269 shares of common stock issued and outstanding)	$18.36
Maximum sales charge (5.5% of offering price)	1.07

Maximum offering price to public	$19.43

Class B
Net asset value, offering price and redemption price per share
($188,579,188 ÷ 10,829,021 shares of common stock issued and outstanding)	$17.41

Class C
Net asset value, offering price and redemption price per share
($78,308,247 ÷ 4,496,802 shares of common stock issued and outstanding)	$17.41

Class Z
Net asset value, offering price and redemption price per share
($200,220,531 ÷ 10,701,667 shares of common stock issued and outstanding)	$18.71

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	13

Statement of Operations

Six Months Ended May 31, 2005 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend and interest income (net of foreign withholding taxes of $61,457)	$890,398
Affiliated dividend income	375,073
Affiliated income from securities loaned, net	158,167

Total income	1,423,638

Expenses
Management fee	1,675,444
Distribution fee—Class A	173,882
Distribution fee—Class B	894,148
Distribution fee—Class C	344,970
Transfer agent’s fees and expenses (including affiliated expense of 263,700)	307,000
Custodian’s fees and expenses	79,000
Reports to shareholders	55,000
Registration fees	25,000
Legal fees and expenses	11,000
Audit fee	9,000
Directors’ fees	6,000
Miscellaneous	11,529

Total expenses	3,591,973

Net investment loss	(2,168,335)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on:
Investment transactions	45,871,665
Written options transactions	1,748,831

47,620,496

Net change in unrealized appreciation (depreciation) on:
Investments	15,817,763
Written options	(1,104,905)

14,712,858

Net gain on investments	62,333,354

Net Increase In Net Assets Resulting From Operations	$60,165,019

See Notes to Financial Statements.

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Statement of Changes in Net Assets

For the Six Months and Year Ended Periods (Unaudited)

	Six Months Ended May 31, 2005	Year Ended November 30, 2004
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(2,168,335)	$(4,371,479)
Net realized gain on investment transactions	47,620,496	75,169,557
Net change in unrealized appreciation on investments	14,712,858	5,392,439

Net increase in net assets resulting from operations	60,165,019	76,190,517

Distributions:
Distributions from net realized gains
Class A	(11,651,409)	—
Class B	(17,541,257)	—
Class C	(6,431,508)	—
Class Z	(4,544,849)	—

	(40,169,023)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	298,316,735	98,253,979
Net asset value of shares issued in reinvestment of distributions	37,304,640	—
Cost of shares reacquired	(56,571,458)	(92,423,741)

Net increase in net assets from Fund share transactions	279,049,917	5,830,238

Total increase	299,045,913	82,020,755

Net Assets
Beginning of period	375,166,267	293,145,512

End of period	$674,212,180	$375,166,267

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	15

Notes to Financial Statements

(Unaudited)

Jennison Sector Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company presently consists of four Portfolios: Jennison Financial Services Fund, Jennison Utility Fund, Jennison Technology Fund and Jennison Health Sciences Fund. The financial statements relate to Jennison Health Sciences Fund (the “Fund”). The financial statements of the other Portfolios are not presented herein. Investment operations for the Fund commenced on June 30, 1999.

The Fund is non-diversified and its investment objective is long-term capital appreciation which is sought by investing at least 80% of the Fund’s net assets in equity-related securities of U.S. companies engaged in the drug, healthcare, medicine, medical device and biotechnology group of industries. The value of certain securities held by the Fund may be affected by the economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or

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securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund held illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in 60 days are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	17

Notes to Financial Statements

(Unaudited) Cont’d

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal year. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains and losses are included in the reported net realized gains and losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net realized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Short Sales: The Fund may make short sales of securities as a method of hedging potential price declines in similar securities owned. When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular securities and may be obligated to return any interest or dividends received on such borrowed securities. The fee may be referred to as the “initial margin.” Subsequent payments, known as “variation margin”, are made or received by the Fund each day, depending on the daily fluctuations in value of the security sold short. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a

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short sale if the market price at termination is less or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sale transactions.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currencies underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

The use of derivative transactions involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	19

Notes to Financial Statements

(Unaudited) Cont’d

fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Company’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio level or class level.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each portfolio in the Company is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

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Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of 0.75 of 1% of average daily net assets up to $1 billion and 0.70 of 1% of average daily net assets in excess of $1 billion. The effective management fee rate for the six months ended May 31, 2005 was .75 of 1%.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended May 31, 2005, PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it received approximately $525,300 in front-end sales charges resulting from sales of Class A shares, during the six months ended May 31, 2005. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	21

Notes to Financial Statements

(Unaudited) Cont’d

PIMS has advised the Fund that for the six months ended May 31, 2005, it received approximately $111,100 and $9,500 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The commitment under the credit agreement is $500 million. The Funds pay a commitment fee of .075% of 1% of the unused portion of the agreement. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The expiration of the SCA is October 28, 2005. The Fund did not borrow any amounts pursuant to the SCA during the six months ended May 31, 2005.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $102,100 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management, Inc., (“PIM”), an indirect wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended May 31, 2005, PIM has been compensated approximately $61,171, for these services.

For the six months ended May 31, 2005, Prudential Equity Group, an indirect, wholly-owned subsidiary of Prudential, earned approximately $555 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and

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Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended May 31, 2005 were $521,474,748 and $296,439,576, respectively.

Transactions in options written during the six months ended May 31, 2005, were as follows:

	Number of Contracts	Premiums Received
Options outstanding as of November 30, 2004	8,000	$1,484,905
Options written	20,300	3,784,824
Options closed	(16,300)	(2,948,383)
Options exercised	(3,000)	(788,046)
Options expired	(9,000)	(1,533,300)

Options outstanding as of May 31, 2005	0	$0

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$849,190,829	$81,919,440	$22,635,535	$59,283,905

The difference between book basis and tax basis is primarily attributable to the wash sales and straddle deferrals.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. Prior to March 15, 2004, Class A shares were sold with a front-end sales charge of 5%. Effective on March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	23

Notes to Financial Statements

(Unaudited) Cont’d

shares are held. Prior to February 2, 2004, Class C shares were sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class C shares purchased on or after February 2, 2004 are not subject to an initial sales charge and the contingent deferred sales charge (CDSC) for Class C shares will be 12 months from the date of purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 400 million shares of $.01 par value per share common stock authorized, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 100 million authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2005:
Shares sold	5,632,827	$100,751,115
Shares issued in reinvestment of dividends	627,672	10,728,909
Shares reacquired	(1,391,937)	(24,511,623)

Net increase (decrease) in shares outstanding before conversion	4,868,562	86,968,401
Shares issued upon conversion from Class B	183,896	3,117,949

Net increase (decrease) in shares outstanding	5,052,458	$90,086,350

Year ended November 30, 2004:
Shares sold	2,600,205	$44,075,235
Shares reacquired	(1,674,809)	(27,793,365)

Net increase (decrease) in shares outstanding before conversion	925,396	16,281,870
Shares issued upon conversion from Class B	184,301	3,045,581

Net increase (decrease) in shares outstanding	1,109,697	$19,327,451

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Class B	Shares	Amount
Six months ended May 31, 2005:
Shares sold	827,906	$13,813,866
Shares issued in reinvestment of dividends	1,020,281	16,529,499
Shares reacquired	(987,482)	(16,352,715)

Net increase (decrease) in shares outstanding before conversion	860,705	13,990,650
Shares reacquired upon conversion into Class A	(193,298)	(3,117,949)

Net increase (decrease) in shares outstanding	667,407	$10,872,701

Year ended November 30, 2004:
Shares sold	1,249,895	$20,176,978
Shares reacquired	(1,931,084)	(30,850,424)

Net increase (decrease) in shares outstanding before conversion	(681,189)	(10,673,446)
Shares reacquired upon conversion into Class A	(191,879)	(3,045,581)

Net increase (decrease) in shares outstanding	(873,068)	$(13,719,027)

Class C
Six months ended May 31, 2005:
Shares sold	969,245	$16,194,257
Shares issued in reinvestment of dividends	354,781	5,749,963
Shares reacquired	(519,169)	(8,628,353)

Net increase (decrease) in shares outstanding	804,857	$13,315,867

Year ended November 30, 2004:
Shares sold	756,644	$12,512,312
Shares reacquired	(955,563)	(15,255,838)

Net increase (decrease) in shares outstanding	(198,919)	$(2,743,526)

Class Z
Six months ended May 31, 2005:
Shares sold	9,250,016	$167,557,497
Shares issued in reinvestment of dividends	240,810	4,296,269
Shares reacquired	(397,612)	(7,078,767)

Net increase (decrease) in shares outstanding	9,093,214	$164,774,999

Year ended November 30, 2004:
Shares sold	1,244,646	$21,489,454
Shares reacquired	(1,167,618)	(18,524,114)

Net increase (decrease) in shares outstanding	77,028	$2,965,340

Note 7. Subsequent Event

As of the close of business on July 29, 2005, Jennison Health Sciences Fund is closed to new investors.

Note 8. Ownership

As of May 31, 2005, approximately 22% of the total ownership shares of record were owned by a single investor.

Note 9. Other

Based on the approval of the Board of Directors, the Fund will acquire the net assets of Strategic Partners Mutual Funds, Inc.—SP Health Sciences Fund. The merger is subject to the approval of shareholders by the SP Health Sciences Fund.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	25

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended May 31, 2005
Per Share Operating Performance:
Net Asset Value, Begining Of Period	$17.77

Income (loss) from investment operations:
Net investment income (loss)	.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.30

Total from investment operations	2.31

Less Distributions
Distributions from net realized gains	(1.72)

Net asset value, end of period	$18.36

Total Return(a)	13.84%
Ratios/Supplemental Data:
Net assets, end of period (000)	$207,104
Average net assets (000)	$139,488
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.23	%(c)
Expenses, excluding distribution and service (12b-1) fees	0.98	%(c)
Net investment loss	(.60	)%(c)
For Class A, B, C and Z shares:
Portfolio turnover rate	68	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of distributions. Total returns for periods of less than a full year are not annualized.
(b)	Net of management fee waiver.
(c)	Annualized.
(d)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended November 30,
2004	2003	2002	2001	2000

$13.93	$10.78	$15.62	$18.51	$10.86

(.12)	(.09)	(.04)	(.01)	(.01	)(b)
3.96	3.24	(3.99)	.10	7.81

3.84	3.15	(4.03)	.09	7.80

—	—	(.81)	(2.98)	(.15)

$17.77	$13.93	$10.78	$15.62	$18.51

27.57%	29.22%	(27.09)%	.76%	72.32%

$110,644	$71,249	$54,246	$92,196	$98,129
$89,310	$62,783	$72,143	$94,702	$59,890

1.30%	1.42%	1.37%	1.29%	1.10	%(b)
1.05%	1.17%	1.12%	1.04%	0.85	%(b)
(.81)%	(.73)%	(.48)%	(.49)%	(.13	)%(b)

190%	192%	116%	94%	138%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	27

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended May 31, 2005
Per Share Operating Performance
Net Asset Value, Beginning Of Period	$17.00

Income (loss) from investment operations:
Net investment loss	(.17)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.30

Total from investment operations	2.13

Less Distributions:
Distributions from net realized gains	(1.72)

Net asset value, end of period	$17.41

Total Return(a):	13.37%
Ratios/Supplemental Data:
Net assets, end of period (000)	$188,579
Average net assets (000)	$179,321
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.98	%(c)
Expenses, excluding distribution and service (12b-1) fees	0.98	%(c)
Net investment loss	(1.39	)%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of distributions. Total returns for periods of less than a full year are not annualized.
(b)	Net of management fee waiver.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended November 30,
2004	2003	2002	2001	2000

$13.42	$10.47	$15.30	$18.31	$10.83

(.26)	(.20)	(.17)	(.21)	(.11	)(b)
3.84	3.15	(3.85)	.18	7.74

3.58	2.95	(4.02)	(.03)	7.63

—	—	(.81)	(2.98)	(.15)

$17.00	$13.42	$10.47	$15.30	$18.31

26.68%	28.18%	(27.62)%	.06%	70.85%

$172,722	$148,077	$129,568	$215,087	$222,772
$168,691	$137,866	$164,481	$207,806	$156,579

2.05%	2.17%	2.12%	2.04%	1.85	%(b)
1.05%	1.17%	1.12%	1.04%	.85	% (b)
(1.56)%	(1.47)%	(1.23)%	(1.24)%	(.87	)%(b)

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	29

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended May 31, 2005
Per Share Operating Performance
Net Asset Value, Beginning Of Period	$17.00

Income (loss) from investment operations:
Net investment loss	(.15)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.28

Total from investment operations	2.13

Less Distributions:
Distributions from net realized gains	(1.72)

Net asset value, end of period	$17.41

Total Return(a):	13.37%
Ratios/Supplemental Data:
Net assets, end of period (000)	$78,308
Average net assets (000)	$69,184
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.98	%(c)
Expenses, excluding distribution and service (12b-1) fees	0.98	%(c)
Net investment loss	(1.38	)%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of distributions. Total returns for periods of less than a full year are not annualized.
(b)	Net of management fee waiver.
(c)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended November 30,
2004	2003	2002	2001	2000

$13.42	$10.47	$15.30	$18.31	$10.83

(.25)	(.21)	(.18)	(.22)	(.12	)(b)
3.83	3.16	(3.84)	.19	7.75

3.58	2.95	(4.02)	(.03)	7.63

—	—	(.81)	(2.98)	(.15)

$17.00	$13.42	$10.47	$15.30	$18.31

26.68%	28.18%	(27.62)%	.06%	70.85%

$62,754	$52,212	$47,750	$86,887	$93,698
$58,455	$49,357	$63,423	$86,176	$69,491

2.05%	2.17%	2.12%	2.04%	1.85	%(b)
1.05%	1.17%	1.12%	1.04%	.85	%(b)
(1.56)%	(1.47)%	(1.23)%	(1.23)%	(.87	)%(b)

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	31

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended May 31, 2005
Per Share Operating Performance
Net Asset Value, Beginning Of Period	$18.06

Income (loss) from investment operations:
Net investment income (loss)	.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.35

Total from investment operations	2.37

Less Distributions:
Distributions from net realized gains	(1.72)

Net asset value, end of period	$18.71

Total Return(a):	13.90%
Ratios/Supplemental Data:
Net assets, end of period (000)	$200,221
Average net assets (000)	$60,020
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	0.98	%(c)
Expenses, excluding distribution and service (12b-1) fees	0.98	%(c)
Net investment income (loss)	(.11	)%(c)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Net of management fee waiver.
(c)	Annualized.
(d)	Less than ($0.005).

See Notes to Financial Statements.

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Class Z
Year Ended November 30,
2004	2003	2002	2001	2000

$14.11	$10.90	$15.74	$18.58	$10.88

(.07)	(.01)	— (d)	.04	.01	(b)
4.02	3.22	(4.03)	.10	7.84

3.95	3.21	(4.03)	.14	7.85

—	—	(.81)	(2.98)	(.15)

$18.06	$14.11	$10.90	$15.74	$18.58

27.99%	29.45%	(26.88)%	1.14%	72.55%

$29,046	$21,607	$19,106	$32,475	$31,101
$19,846	$18,671	$24,447	$30,209	$17,429

1.05%	1.17%	1.12%	1.04%	.85	%(b)
1.05%	1.17%	1.12%	1.04%	.85	%(b)
(.57)%	(.48)%	(.23)%	(.25)%	.12	%(b)

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	33

Renewal of Advisory Agreements

The Board of Directors (the “Board”) of Jennison Sector Funds, Inc. oversees the management of the Jennison Health Sciences Fund (the “Fund”), and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including a majority of the Independent Directors, met on May 24, 2005 and June 23, 2005, and approved the renewal of the agreements through July 31, 2006, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meeting, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor that was dispositive and each Director attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 24, 2005 and June 23, 2005.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund accounting, recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and Jennison. The Board noted that Jennison is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Performance of Jennison Health Sciences Fund

The Board received and considered information about the Fund’s historical performance, noting that the Fund had achieved performance that was in the first quartile over one-year, three-year and five-year time periods in relation to the group of comparable funds in a peer universe (the “Peer Universe”). The Board noted that the Fund outperformed in comparison to its benchmark index, the S&P SuperComposite Health Care Index, over the same one-year, three-year and five-year time periods, and that the Fund’s performance was above the median performance of the other mutual funds included in the Peer Universe over the same time periods.

The Board determined that the Fund’s performance was satisfactory.

The funds included in the Peer Universe are objectively determined solely by Lipper Inc., independent provider of investment company data. The benchmark index is determined by Standard & Poor’s.

Fees and Expenses

The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds provided by Lipper Inc.

The Fund’s contractual and actual management fee of 0.750% ranked in the second quartile in its Lipper 15(c) Peer Group. The contractual management fee is computed based on hypothetical common levels of Fund net assets, while the actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The Fund’s net total expense ratio of 1.301% ranked in the second quartile in its Lipper 15(c) Peer Group. The net total expense ratio represents the actual expense ratio incurred by Fund shareholders. The Board concluded that the management and subadvisory fees are reasonable.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and Jennison

The Board considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI and transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits and brokerage commissions received by affiliates of Jennison, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING

The Board of Directors for the Company has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer •
Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN Through June 26, 2005: Effective June 27, 2005:	State Street Bank and Trust Company The Bank of New York	One Heritage Drive North Quincy, MA 02171 One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10145

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Jennison Health Sciences Fund
Share Class	A	B	C	Z
NASDAQ	PHLAX	PHLBX	PHLCX	PHSZX
CUSIP	476294509	476294608	476294707	476294806

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

Prudential Fixed Income is a business unit of Prudential Investment Management, Inc. (PIM). Quantitative Management Associates LLC, Jennison Associates LLC, and PIM are registered investment advisers and Prudential Financial companies.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of May 31, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders of the Fund can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Sector Funds, Inc./Jennison Health Sciences Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to that Director at Jennison Sector Funds, Inc./Jennison Health Sciences Fund, PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Company’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund will provide a full list of its portfolio holdings as of the end of each month on its website at www.jennisondryden.com approximately 30 days after the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Health Sciences Fund
Share Class	A	B	C	Z
NASDAQ	PHLAX	PHLBX	PHLCX	PHSZX
CUSIP	476294509	476294608	476294707	476294806

MF188E4    IFS-A106857            Ed. 06/2005

Jennison Technology Fund

MAY 31, 2005	SEMIANNUAL REPORT

FUND TYPE

Sector stock

OBJECTIVE

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

July 15, 2005

We hope that you find the semiannual report for the Jennison Technology Fund informative and useful. As a JennisonDryden Mutual Fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Jennison Sector Funds, Inc./Jennison Technology Fund

Jennison Sector Funds, Inc./Jennison Technology Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Technology Fund (the Fund), a series of Jennison Sector Funds, Inc. (the Company), is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 5/31/05
	Six Months	One Year	Five Years	Since Inception[2]
Class A	1.30%	7.52%	–50.32% (–50.46)	–20.34% (–20.91)
Class B	0.75	6.69	–52.16 (–52.30)	–23.78 (–24.35)
Class C	0.75	6.69	–52.16 (–52.30)	–23.78 (–24.35)
Class Z	1.42	7.88	–49.69 (–49.83)	–19.13 (–19.70)
S&P SC 1500 Index[3]	2.63	9.00	–4.02	1.23
S&P SC Information Technology Index[4]	–1.38	0.34	–54.45	–38.63
Lipper Science & Technology Funds Avg.[5]	–1.72	–0.09	–55.60	–28.61

Average Annual Total Returns[1] as of 6/30/05
		One Year	Five Years	Since Inception[2]
Class A		–3.26%	–16.38% (–16.43)	–4.87% (–4.99)
Class B		–3.31	–16.20 (–16.25)	–4.66 (–4.78)
Class C		0.69	–16.04 (–16.09)	–4.66 (–4.78)
Class Z		2.49	–15.21 (–15.26)	–3.72 (–3.84)
S&P SC 1500 Index[3]		7.23	–1.22	0.28
S&P SC Information Technology Index[4]		–3.86	–16.66	–8.07
Lipper Science & Technology Funds Avg.[5]		–2.92	–18.73	–6.45

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

2	Visit our website at www.jennisondryden.com

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, management fee waivers and/or expense reimbursements were in effect. Without such management fee waivers and/or expense reimbursements, the returns for the share classes would have been lower, as indicated in parentheses. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception date: 6/30/99.

3The Standard & Poor’s SuperComposite (S&P SC) 1500 Index—an unmanaged index of 500 large, established, publicly traded stocks in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index); the 400 stocks contained in the S&P Mid-Cap 400 Index; and the 600 small-capitalization stocks comprising the S&P SmallCap 600 Index—gives a broad look at how U.S. stock prices have performed.

4The S&P SC Information Technology Index is an unmanaged, capitalization-weighted index that measures the performance of the technology sector of the S&P SC 1500 Index.

5The Lipper Science & Technology Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Science & Technology Funds category for the periods noted. Funds in the Lipper Average invest primarily in science and technology stocks.

Investors cannot invest directly in an index. The returns for the S&P SC 1500 Index and the S&P SC Information Technology Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 5/31/05
Yahoo!, Inc., Internet Software & Services	4.2%
Google, Inc., Class A, Internet Software & Services	3.9
Intel Corp., Semiconductors & Semiconductor Equipment	3.5
Adobe Systems, Inc., Software	3.4
eBay, Inc., Internet & Catalog Retail	3.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/05
Software	20.1%
Internet Software & Services	17.2
Semiconductors & Semiconductor Equipment	16.8
Communications Equipment	8.4
Computers & Peripherals	7.2

Industry weightings reflect only long-term investments and are subject to change.

Jennison Sector Funds, Inc./Jennison Technology Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2004, at the beginning of the period, and held through the six-month period ended May 31, 2005.

The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs), Section 403(b) accounts, and Section 529 plan accounts. As of the close of the six-month period covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. Section 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

4	Visit our website at www.jennisondryden.com

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Technology Fund		Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,013.01	1.76%	$8.83
	Hypothetical	$1,000.00	$1,016.16	1.76%	$8.85

Class B	Actual	$1,000.00	$1,007.48	2.51%	$12.56
	Hypothetical	$1,000.00	$1,012.42	2.51%	$12.59

Class C	Actual	$1,000.00	$1,007.48	2.51%	$12.56
	Hypothetical	$1,000.00	$1,012.42	2.51%	$12.59

Class Z	Actual	$1,000.00	$1,014.21	1.51%	$7.58
	Hypothetical	$1,000.00	$1,017.40	1.51%	$7.59

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2005, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2005 (to reflect the six-month period).

Jennison Sector Funds, Inc./Jennison Technology Fund	5

Portfolio of Investments

as of May 31, 2005 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 97.9%
COMMON STOCKS

Biotechnology 2.4%
40,800	ImClone Systems, Inc.(a)	$1,352,112
16,900	Invitrogen Corp.(a)(b)	1,340,677
16,800	MGI Pharma, Inc.(a)	389,760
6,900	Pharmion Corp.(a)	140,277

		3,222,826

Capital Markets 2.1%
140,600	Ameritrade Holding Corp.(a)	2,089,316
32,900	Lazard Ltd., Class A(a)(b)	712,285

		2,801,601

Chemicals 1.3%
31,800	Monsanto Co.	1,812,600

Commercial Services & Supplies 2.9%
147,500	Monster Worldwide, Inc.(a)(b)	3,891,050

Communications Equipment 8.4%
79,271	ADC Telecommunications, Inc.(a)	1,439,569
103,500	Comverse Technology, Inc.(a)	2,435,355
238,000	ECI Telecom Ltd.(a)	2,101,540
66,000	QUALCOMM, Inc.	2,459,160
36,200	Research In Motion Ltd.(a)	2,998,084

		11,433,708

Computers & Peripherals 7.2%
45,000	Apple Computer, Inc.(a)	1,786,950
75,200	Avid Technology, Inc.(a)(b)	4,409,728
41,700	Diebold, Inc.	2,087,502
82,000	Emulex Corp.(a)(b)	1,549,800

		9,833,980

Diversified Financial Services 1.0%
6,500	Chicago Mercantile Exchange	1,405,235

Electronic Equipment & Instruments 1.6%
192,100	Symbol Technologies, Inc.	2,211,071

See Notes to Financial Statements.

6	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

Healthcare Equipment & Supplies 3.3%
85,000	Varian Medical Systems, Inc.(a)(b)	$3,196,850
33,500	Waters Corp.(a)	1,301,475

		4,498,325

Healthcare Providers & Services 2.1%
44,300	Cerner Corp.(a)(b)	2,895,005

Internet & Catalog Retail 3.2%
116,300	eBay, Inc.(a)	4,420,563

Internet Software & Services 17.2%
308,600	Akamai Technologies, Inc.(a)(b)	4,332,744
115,500	Ariba, Inc.(a)	708,015
46,500	Ask Jeeves, Inc.(a)(b)	1,414,065
149,000	Digitas, Inc.(a)(b)	1,649,430
19,300	Google, Inc., Class A(a)(b)	5,373,120
176,200	Internet Capital Group, Inc.(a)	1,021,960
100,000	iVillage, Inc.(a)	603,000
80,500	VeriSign, Inc.(a)	2,604,175
155,000	Yahoo!, Inc.(a)(b)	5,766,000

		23,472,509

IT Services 2.6%
94,600	CheckFree Corp.(a)	3,531,418

Media 2.2%
95,400	XM Satellite Radio Holdings, Inc., Class A(a)(b)	3,063,294

Semiconductors & Semiconductor Equipment 16.8%
69,800	Altera Corp.(a)(b)	1,548,862
104,800	Applied Materials, Inc.(b)	1,719,768
21,200	Broadcom Corp., Class A(a)(b)	752,388
180,100	Intel Corp.	4,850,093
65,900	International Rectifier Corp.(a)	3,148,702
78,400	Intersil Corp., Class A	1,470,784
30,900	KLA-Tencor Corp.	1,403,169
59,000	Marvell Technology Group Ltd.(a)	2,416,640
66,700	Maxim Integrated Products, Inc.	2,627,980
118,700	MEMC Electronic Materials, Inc.(a)	1,626,190
50,900	Texas Instruments, Inc.	1,406,876

		22,971,452

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Technology Fund	7

Portfolio of Investments

as of May 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Software 20.1%
138,800	Adobe Systems, Inc.	$4,588,728
97,200	Amdocs Ltd.(a)	2,648,700
175,200	BEA Systems, Inc.(a)(b)	1,476,936
133,300	Business Objects SA-SP ADR (France)(a)(b)	3,820,378
95,500	Cadence Design Systems, Inc.(a)	1,334,135
49,800	Cognos, Inc.(a)	1,880,448
77,500	Electronic Arts, Inc.(a)	4,071,850
46,700	Intuit, Inc.(a)(b)	2,018,374
37,200	JAMDAT Mobile, Inc.(a)(b)	1,049,412
40,000	Mercury Interactive Corp.(a)(b)	1,804,800
26,900	NAVTEQ Corp.(a)	1,026,235
62,400	Salesforce.com, Inc.(a)	1,262,976
80,000	TIBCO Software, Inc.(a)	507,200

		27,490,172

Wireless Telecommunication Services 3.5%
150,800	Alamosa Holdings, Inc.(a)(b)	1,862,380
49,900	NII Holdings, Inc.(a)(b)	2,974,040

		4,836,420

	Total long-term investments (cost $115,324,451)	133,791,229

SHORT-TERM INVESTMENT 40.1%

Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series(c)(d)
54,876,435	(cost $54,876,435; Note 3)	54,876,435

	Total Investments 138.0% (cost $170,200,886; Note 5)	188,667,664
	Liabilities in excess of other assets ( 38.0%)	(51,970,149)

	Net Assets 100%	$136,697,515

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $50,420,646; cash collateral of $52,347,343 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

ADR—American Depositary Receipt.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and other assets in excess of assets shown as a percentage of net assets as of May 31, 2005 were as follows:

Money Market Mutual Fund (including 38.3% of collateral received for securities on loan)	40.1%
Software	20.1
Internet Software & Services	17.2
Semiconductors & Semiconductor Equipment	16.8
Communications Equipment	8.4
Computers & Peripherals	7.2
Wireless Telecommunication Services	3.5
Healthcare Equipment & Supplies	3.3
Internet & Catalog Retail	3.2
Commercial Services & Supplies	2.9
IT Services	2.6
Biotechnology	2.4
Media	2.2
Healthcare Providers & Services	2.1
Capital Markets	2.1
Electronic Equipment & Instruments	1.6
Chemicals	1.3
Diversified Financial Services	1.0

138.0
Liabilities in excess of other assets	(38.0)

100.0%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Technology Fund	9

Statement of Assets and Liabilities

as of May 31, 2005 (Unaudited)

Assets
Investments, at value including securities on loan of $50,420,646:
Unaffiliated investments (cost $115,324,451)	$133,791,229
Affiliated investments (cost $54,876,435)	54,876,435
Cash	292,064
Receivable for investments sold	2,907,769
Receivable for Fund shares sold	57,134
Dividends receivable	53,220
Foreign tax reclaim receivable	223
Prepaid expenses	1,774

Total assets	191,979,848

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	52,347,343
Payable for investments purchased	2,046,870
Accrued expenses	332,726
Payable for Fund shares reacquired	336,852
Management fee payable	83,189
Distribution fee payable	81,268
Transfer agent fee payable	52,498
Deferred directors’ fees	1,587

Total liabilities	55,282,333

Net Assets	$136,697,515

Net assets were comprised of:
Common stock, at par	$200,854
Paid-in capital in excess of par	410,577,346

410,778,200
Accumulated net investment loss	(1,425,805)
Accumulated net realized loss on investments	(291,121,658)
Net unrealized appreciation on investments	18,466,778

Net assets, May 31, 2005	$136,697,515

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($43,324,886 ÷ 6,182,220 shares of common stock issued and outstanding)	$7.01
Maximum sales charge (5.5% of offering price)	0.41

Maximum offering price to public	$7.42

Class B
Net asset value, offering price and redemption price per share ($67,300,455 ÷ 10,044,165 shares of common stock issued and outstanding)	$6.70

Class C
Net asset value, offering price and redemption price per share ($22,408,225 ÷ 3,344,183 shares of common stock issued and outstanding)	$6.70

Class Z
Net asset value, offering price and redemption price per share ($3,663,949 ÷ 514,789 shares of common stock issued and outstanding)	$7.12

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Technology Fund	11

Statement of Operations

Six Months Ended May 31, 2005 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividends	$85,371
Affiliated income from securities loaned, net	74,002
Affiliated dividends	15,772

Total income	175,145

Expenses
Management fee	535,341
Distribution fee—Class A	55,060
Distribution fee—Class B	350,207
Distribution fee—Class C	116,764
Transfer agent’s fees and expenses (including affiliated expense of $328,600)	370,000
Custodian’s fees and expenses	77,000
Reports to shareholders	38,000
Registration fees	25,000
Legal fees and expenses	11,000
Audit fee	8,000
Directors’ fees	6,000
Miscellaneous	7,453

Total expenses	1,599,825

Net investment loss	(1,424,680)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on:
Investment transactions	7,302,240
Written options transactions	187,846

7,490,086

Net change in unrealized appreciation (depreciation) on:
Investments	(6,264,424)
Written options	1,066,676

(5,197,748)

Net gain on investments	2,292,338

Net Increase In Net Assets Resulting From Operations	$867,658

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2005	Year Ended November 30, 2004
Decrease In Net Assets
Operations
Net investment loss	$(1,424,680)	$(2,745,463)
Net realized gain on investment transactions	7,490,086	5,670,194
Net change in unrealized appreciation (depreciation) on investments	(5,197,748)	(1,097,973)

Net increase in net assets resulting from operations	867,658	1,826,758

Fund share transactions (Net of share conversions) (Note 6)
Proceeds from shares sold	8,024,959	16,339,822
Cost of shares reacquired	(27,877,199)	(46,105,450)

Net decrease in net assets from Fund share transactions	(19,852,240)	(29,765,628)

Total decrease	(18,984,582)	(27,938,870)

Net Assets
Beginning of period	155,682,097	183,620,967

End of period	$136,697,515	$155,682,097

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Technology Fund	13

Notes to Financial Statements

(Unaudited)

Jennison Sector Funds, Inc. (the “Company”), is registered under the Investment Company Act of 1940 as an open-end, management investment company. The Company presently consists of four portfolios: Jennison Financial Services Fund, Jennison Health Sciences Fund, Jennison Utility Fund and Jennison Technology Fund. These financial statements relate to Jennison Technology Fund (the “Fund”). The financial statements of the other portfolios are not presented herein. Investment operations for the Fund commenced on June 30, 1999.

The Fund is non-diversified and its investment objective is to seek long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity-related securities of technology companies. Technology companies include companies that will derive a substantial portion of their sales from products or services in technology and technology-related activities. The value of certain securities held by the Fund may be affected by economic developments in a specific industry or region. Under normal circumstances, the Fund intends to invest at least 80% of its investable assets in such securities.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of business of trading on the applicable exchange or if there was no sale at the mean between the most recently quoted bid and asked prices on such exchanges. Future contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the

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applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of May 31, 2005, there were no securities whose values were adjusted in accordance with procedures approved by the Board of Directors.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under tri party repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying

Jennison Sector Funds, Inc./Jennison Technology Fund	15

Notes to Financial Statements

Cont’d

security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Written options involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Company’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio level.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

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Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each portfolio in the Company is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement

Jennison Sector Funds, Inc./Jennison Technology Fund	17

Notes to Financial Statements

Cont’d

provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of 0.75 of 1% of average daily net assets up to $1 billion and 0.70 of 1% of average daily net assets in excess of $1 billion. The effective management fee rate was 0.75 of 1% for the six months ended May 31, 2005.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such expenses to .25 of 1% of the average daily net assets of the Class A shares for the six months ended May 31, 2005.

PIMS has advised the Fund that it received approximately $29,900 in front-end sales charges resulting from sales of Class A shares during the six months ended May 31, 2005. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that it received approximately $78,800 and $1,100 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively, during for the six months ended May 31, 2005.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

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The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The commitment under the credit agreement is $500 million. The Funds pay a commitment fee of .075% of 1% of the unused portion of the agreement. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The expiration of the SCA is October 28, 2005. The Fund did not borrow any amounts pursuant to the SCA during the six months ended May 31, 2005.

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended May 31, 2005, the Fund incurred approximately $91,600 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended May 31, 2005, Prudential Equity Group, LLC, (“PEG”), an indirect, wholly-owned subsidiary of Prudential, earned approximately $2,660 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the six months ended May 31, 2005, PIM has been compensated approximately $26,573 for these services.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended May 31, 2005, the Fund earned income from the Series by investing its excess cash and collateral received from securities lending of approximately $15,772 and $74,002 (net), respectively.

Jennison Sector Funds, Inc./Jennison Technology Fund	19

Notes to Financial Statements

Cont’d

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended May 31, 2005, were $92,314,224 and $116,548,149, respectively.

As of May 31, 2005, the Fund had securities on loan with an aggregate market value of $50,420,646. The Fund received $52,347,343 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Transactions in written options during the year ended May 31, 2005 were as follows:

	Number of Contracts	Premiums Received
Written options outstanding as of November 30, 2004	463	$127,144
Written options opened	472	65,292
Written options closed	(335)	(47,362)
Written options exercised	(397)	(118,084)
Written options expired	(203)	(26,990)

Written options outstanding as of May 31, 2005	0	$0

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation of Investments
$171,274,038	$19,159,283	$1,765,657	$17,393,626

The difference between book basis and tax basis is attributable to deferred losses on wash sales.

For federal income tax purposes, the Fund had a capital loss carryforward as of November 30, 2004 of approximately $298,212,000 of which $171,397,000 expires in 2009 and $99,916,000 expires in 2010 and $26,899,000 expires in 2011. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

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Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 400 million shares of common stock, $.01 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 100 million authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2005:
Shares sold	609,862	$4,197,279
Shares reacquired	(1,340,785)	(9,123,244)

Net increase (decrease) in shares outstanding before conversion	(730,923)	(4,925,965)
Shares issued upon conversion from Class B	333,473	2,335,236

Net increase (decrease) in shares outstanding	(397,450)	$(2,590,729)

Year ended November 30, 2004:
Shares sold	1,037,890	$6,815,174
Shares reacquired	(2,523,721)	(16,324,338)

Net increase (decrease) in shares outstanding before conversion	(1,485,831)	(9,509,164)
Shares issued upon conversion from Class B	388,526	2,484,356

Net increase (decrease) in shares outstanding	(1,097,305)	$(7,024,808)

Jennison Sector Funds, Inc./Jennison Technology Fund	21

Notes to Financial Statements

Cont’d

Class B	Shares	Amount
Six months ended May 31, 2005:
Shares sold	330,725	$2,150,723
Shares reacquired	(1,637,145)	(10,697,780)

Net increase (decrease) in shares outstanding before conversion	(1,306,420)	(8,547,057)
Shares reacquired upon conversion into Class A	(347,886)	(2,335,236)

Net increase (decrease) in shares outstanding	(1,654,306)	$(10,882,293)

Year ended November 30, 2004:
Shares sold	764,606	$4,862,074
Shares reacquired	(2,802,055)	(17,472,405)

Net increase (decrease) in shares outstanding before conversion	(2,037,449)	(12,610,331)
Shares reacquired upon conversion into Class A	(403,096)	(2,484,356)

Net increase (decrease) in shares outstanding	(2,440,545)	$(15,094,687)

Class C
Six months ended May 31, 2005:
Shares sold	105,169	$692,548
Shares reacquired	(673,523)	(4,409,830)

Net increase (decrease) in shares outstanding	(568,354)	$(3,717,282)

Year ended November 30, 2004:
Shares sold	276,980	$1,755,055
Shares reacquired	(1,309,519)	(8,215,423)

Net increase (decrease) in shares outstanding	(1,032,539)	$(6,460,368)

Class Z
Six months ended May 31, 2005:
Shares sold	139,876	$984,409
Shares reacquired	(531,427)	(3,646,345)

Net increase (decrease) in shares outstanding	(391,551)	$(2,661,936)

Year ended November 30, 2004:
Shares sold	433,828	$2,907,519
Shares reacquired	(623,600)	(4,093,284)

Net increase (decrease) in shares outstanding	(189,772)	$(1,185,765)

Note 7. Other

Based on the approval of the Board of Directors, the Fund will acquire the net assets of Strategic Partners Mutual Funds, SP Managed OTC Fund and SP Technology Fund. The mergers are subject to the approval of the shareholders of SP Managed OTC Fund and SP Technology Fund.

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Financial Highlights

MAY 31, 2005	SEMIANNUAL REPORT

Jennison Sector Funds, Inc./Jennison Technology Fund

Financial Highlights (Unaudited)

	Class A
	Six Months Ended May 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.92

Income (loss) from investment operations:
Net investment loss	(.05)
Net realized and unrealized gain (loss) on investment transactions	.14

Total from investment operations	.09

Less Distributions
Distributions from net realized gain on investments	—

Net asset value, end of period	$7.01

Total Return(a):	1.30%
Ratios/Supplemental Data:
Net assets, end of period (000)	$43,325
Average net assets (000)	$44,169
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.76	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.51	%(d)
Net investment loss	(1.52	)%(d)
For Class A, B, C and Z shares:
Portfolio turnover rate	64	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Net of management fee waiver.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended November 30,
2004	2003	2002	2001	2000

$6.74	$5.15	$7.07	$11.72	$13.44

(.08)	(.09)	(.10)	(.07)	(.11	)(b)
.26	1.68	(1.82)	(3.36)	(1.53)

.18	1.59	(1.92)	(3.43)	(1.64)

—	—	—	(1.22)	(0.08)

$6.92	$6.74	$5.15	$7.07	$11.72

2.67%	30.87%	(27.16)%	(33.35)%	(12.39)%

$45,559	$51,747	$43,808	$70,417	$107,924
$46,601	$42,894	$54,459	$86,366	$137,874

1.58%	1.86%	1.86%	1.53%	1.08	%(b)
1.33%	1.61%	1.61%	1.28%	0.83	%(b)
(1.20)%	(1.59)%	(1.57)%	(.85)%	(.74	)%(b)

181%	188%	164%	154%	151%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Technology Fund	25

Financial Highlights (Unaudited)

Cont’d

	Class B
	Six Months Ended May 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.65

Income (loss) from investment operations:
Net investment loss	(.08)
Net realized and unrealized gain (loss) on investment transactions	.13

Total from investment operations	.05

Less Distributions
Distributions from net realized gain on investments	—

Net asset value, end of period	$6.70

Total Return(a):	.75%
Ratios/Supplemental Data:
Net assets, end of period (000)	$67,300
Average net assets (000)	$70,234
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.51	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.51	%(c)
Net investment loss	(2.26	)%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Net of management fee waiver.
(c)	Annualized.

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Class B
Year Ended November 30,
2004	2003	2002	2001	2000

$6.52	$5.01	$6.94	$11.60	$13.40

(.14)	(.13)	(.15)	(.14)	(.23	)(b)
.27	1.64	(1.78)	(3.30)	(1.49)

.13	1.51	(1.93)	(3.44)	(1.72)

—	—	—	(1.22)	(0.08)

$6.65	$6.52	$5.01	$6.94	$11.60

1.99%	30.14%	(27.81)%	(33.83)%	(13.03)%

$77,752	$92,163	$80,613	$138,220	$230,357
$80,941	$77,751	$101,549	$170,790	$306,603

2.33%	2.61%	2.61%	2.28%	1.83	%(b)
1.33%	1.61%	1.61%	1.28%	0.83	%(b)
(1.95)%	(2.35)%	(2.32)%	(1.59)%	(1.49	)%(b)

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Technology Fund	27

Financial Highlights (Unaudited)

Cont’d

	Class C
	Six Months Ended May 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.65

Income (loss) from investment operations:
Net investment loss	(.08)
Net realized and unrealized gain (loss) on investment transactions	.13

Total from investment operations	.05

Less Distributions
Distributions from net realized gain on investments	—

Net asset value, end of period	$6.70

Total Return(a):	.75%
Ratios/Supplemental Data:
Net assets, end of period (000)	$22,408
Average net assets (000)	$23,417
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.51	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.51	%(c)
Net investment loss	(2.26	)%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Net of management fee waiver.
(c)	Annualized.

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Class C
Year Ended November 30,
2004	2003	2002	2001	2000

$6.52	$5.01	$6.94	$11.60	$13.40

(.14)	(.13)	(.15)	(.14)	(.23	)(b)
.27	1.64	(1.78)	(3.30)	(1.49)

.13	1.51	(1.93)	(3.44)	(1.72)

—	—	—	(1.22)	(0.08)

$6.65	$6.52	$5.01	$6.94	$11.60

1.99%	30.14%	(27.81)%	(33.83)%	(13.03)%

$26,004	$32,234	$28,710	$50,876	$83,717
$27,655	$27,519	$36,790	$63,088	$111,334

2.33%	2.61%	2.61%	2.28%	1.83	%(b)
1.33%	1.61%	1.61%	1.28%	0.83	%(b)
(1.96)%	(2.35)%	(2.31)%	(1.59)%	(1.49	)%(b)

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Technology Fund	29

Financial Highlights (Unaudited)

Cont’d

	Class Z
	Six Months Ended May 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.02

Income (loss) from investment operations:
Net investment loss	(.02)
Net realized and unrealized gain (loss) on investment transactions	.12

Total from investment operations	.10

Less Distributions
Distributions from net realized gain on investments	—

Net asset value, end of period	$7.12

Total Return(a):	1.42%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,664
Average net assets (000)	$5,330
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.51	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.51	%(c)
Net investment loss	(1.26	)%(c)

(a)Total	return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Net of management fee waiver.
(c)	Annualized.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class Z
Year Ended November 30,
2004	2003	2002	2001	2000

$6.82	$5.20	$7.12	$11.76	$13.46

(.07)	(.06)	(.08)	(.05)	(.08	)(b)
.27	1.68	(1.84)	(3.37)	(1.54)

.20	1.62	(1.92)	(3.42)	(1.62)

—	—	—	(1.22)	(0.08)

$7.02	$6.82	$5.20	$7.12	$11.76

2.93%	31.15%	(26.97)%	(33.14)%	(12.23)%

$6,367	$7,478	$5,906	$10,274	$16,386
$6,738	$5,030	$7,193	$12,330	$21,704

1.33%	1.61%	1.61%	1.28%	0.83	%(b)
1.33%	1.61%	1.61%	1.28%	0.83	%(b)
(.95)%	(1.28)%	(1.32)%	(0.58)%	(0.49	)%(b)

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Technology Fund	31

Renewal of Advisory Agreements

The Board of Directors (the “Board”) of Jennison Sector Funds, Inc. oversees the management of the Jennison Technology Fund (the “Fund”), and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including a majority of the Independent Directors, met on May 24, 2005 and June 23, 2005, and approved the renewal of the agreements through July 31, 2006, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meeting, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of “PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor that was dispositive and each Director attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 24, 2005 and June 23, 2005.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and Jennison , which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of fund accounting, recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and Jennison. The Board noted that Jennison is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Performance of Jennison Technology Fund

The Board received and considered information about the Fund’s historical performance, noting that the Fund had achieved performance that was in the second quartile over a one-year time period, performance that was in the first quartile over a three-year period, and performance that was in the second quartile over a five-year period in relation to the group of comparable funds in a peer universe (the “Peer Universe”). The Board noted that the Fund outperformed in comparison to its benchmark index over the same one-year, three-year and five-year time periods, and that the Fund’s performance was above the median performance of the other mutual funds included in the Peer Universe over the same time periods.

The Board determined that the Fund’s performance was satisfactory.

The funds included in the Peer Universe are objectively determined solely by Lipper Inc., independent provider of investment company data.

Fees and Expenses

The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds provided by Lipper Inc.

The Fund’s contractual and actual management fee of 0.750% ranked in the first quartile in its Lipper 15(c) Peer Group, and was the lowest fee among all of the mutual funds included in the Peer Group. The contractual management fee is computed based on hypothetical common levels of Fund net assets, while the actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The Fund’s net total expense ratio of 1.584% ranked in the second quartile in its Lipper 15(c) Peer Group. The net total expense ratio represents the actual expense ratio incurred by Fund shareholders. The Board noted that, pending shareholder approval, the Strategic Partners Technology Fund and the Strategic Partners Managed OTC Fund were scheduled to be merged into the Fund later in 2005, and the Board accepted PI’s recommendation to voluntarily subsidize or cap the Fund’s annual operating expenses at 1.50% for one year after the completion of the mergers. The Board concluded that the management and subadvisory fees are reasonable.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and Jennison

The Board considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI and transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits and brokerage commissions received by affiliates of Jennison, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors for the Company has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN
Through June 26, 2005:	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

Effective June 27, 2005:	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10145

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Jennison Technology Fund
Share Class	A	B	C	Z
NASDAQ	PTYAX	PTYBX	PTYCX	PTFZX
CUSIP	476294889	476294871	476294863	476294855

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

Prudential Fixed Income is a business unit of Prudential Investment Management, Inc. (PIM). Quantitative Management Associates LLC, Jennison Associates LLC, and PIM are registered investment advisers and Prudential Financial companies.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of May 31, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders of the Fund can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Sector Funds, Inc./Jennison Technology Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to that Director at Jennison Sector Funds, Inc./Jennison Technology Fund, PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Company’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund will provide a full list of its portfolio holdings as of the end of each month on its website at www.jennisondryden.com approximately 30 days after the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Technology Fund
Share Class	A	B	C	Z
NASDAQ	PTYAX	PTYBX	PTYCX	PTFZX
CUSIP	476294889	476294871	476294863	476294855

MF188E6    IFS-A106859    Ed. 06/2005

[LOGO]

Jennison Utility Fund

MAY 31, 2005	SEMIANNUAL REPORT

FUND TYPE

Sector stock

OBJECTIVE

Total return through capital appreciation and current income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

July 15, 2005

We hope that you find the semiannual report for the Jennison Utility Fund informative and useful. As a JennisonDryden Mutual Fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Jennison Utility Fund

Jennison Sector Funds, Inc./Jennison Utility Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Utility Fund (the Fund), a series of Jennison Sector Funds, Inc. (the Company), is total return through capital appreciation and current income. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 5/31/05
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	11.27%	35.19%	34.52%	209.35%	386.47%
Class B	10.87	34.13	29.61	187.08	2,094.15
Class C	10.87	34.13	29.61	187.08	199.07
Class Z	11.40	35.49	36.15	N/A	175.49
S&P 500 Index[3]	2.42	8.23	–9.26	163.47	***
S&P Utility TR Index[4]	11.77	32.40	8.18	104.51	****
Lipper Utility Funds Avg.[5]	8.19	27.04	5.78	145.55	*****

Average Annual Total Returns[1] as of 6/30/05
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		31.10%	6.66%	12.00%	10.81%
Class B		32.61	6.92	11.79	14.08
Class C		36.61	7.07	11.79	11.15
Class Z		39.03	8.13	N/A	12.18
S&P 500 Index[3]		6.32	–2.37	9.94	***
S&P Utility TR Index[4]		37.98	4.01	8.13	****
Lipper Utility Funds Avg.[5]		30.25	1.83	9.73	*****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

2	Visit our website at www.jennisondryden.com

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception dates: Class A, 1/22/90; Class B, 8/10/81; Class C, 8/1/94; and Class Z, 3/1/96.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed in the United States.

4The Standard & Poor’s Utility Total Return Index (S&P Utility TR Index) is an unmanaged market capitalization-weighted index of natural gas and electric companies.

5The Lipper Utility Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Utility Funds category for the periods noted. Funds in the Lipper Average invest primarily in utility shares.

The returns for the S&P 500 Index and the S&P Utility TR Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***S&P 500 Index Closest Month-End to Inception cumulative total returns as of 5/31/05 are 402.91% for Class A, 1,695.93% for Class B, 214.22% for Class C, and 115.62% for Class Z. S&P 500 Index Closest Month-End to Inception average annual total returns as of 6/30/05 are 11.06% for Class A, 12.84% for Class B, 11.07% for Class C, and 8.60% for Class Z.

****S&P Utility TR Index Closest Month-End to Inception cumulative total returns as of 5/31/05 are 230.00% for Class A; 240.50% for Class B (since 9/30/89, the closest month-end after the S&P Utility TR Index inception); 140.97% for Class C; and 81.88% for Class Z. S&P Utility TR Index Closest Month-End to Inception average annual total returns as of 6/30/05 are 8.45% for Class A; 8.48% for Class B (since 9/30/89, the closest month-end after the S&P Utility TR Index inception); 8.95% for Class C; and 7.27% for Class Z.

*****Lipper Average Closest Month-End to Inception cumulative total returns as of 5/31/05 are 288.82% for Class A, 1,357.79% for Class B, 168.20% for Class C, and 111.06% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 6/30/05 are 9.47% for Class A, 12.06% for Class B, 9.82% for Class C, and 8.75% for Class Z.

Five Largest Holdings expressed as a percentage of net assets as of 5/31/05
TXU Corp., Independent Power Producers & Energy Traders	4.6%
Questar Corp., Gas Utilities	3.7
Equitable Resources, Inc., Gas Utilities	3.1
Entergy, Corp., Electric Utilities	2.9
Williams Cos., Inc., Oil, Gas & Consumable Fuels	2.9

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/05
Electric Utilities	27.3%
Oil, Gas & Consumable Fuels	13.4
Diversified Telecommunication Services	12.2
Multi-Utilities	11.5
Gas Utilities	10.6

Industry weightings reflect only long-term investments and are subject to change.

Jennison Sector Funds, Inc./Jennison Utility Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2004, at the beginning of the period, and held through the six-month period ended May 31, 2005.

The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs), Section 403(b) accounts, and Section 529 plan accounts. As of the close of the six-month period covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. Section 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

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expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Utility Fund		Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,112.69	0.81%	$4.27
	Hypothetical	$1,000.00	$1,020.89	0.81%	$4.08

Class B	Actual	$1,000.00	$1,108.70	1.56%	$8.20
	Hypothetical	$1,000.00	$1,017.15	1.56%	$7.85

Class C	Actual	$1,000.00	$1,108.70	1.56%	$8.20
	Hypothetical	$1,000.00	$1,017.15	1.56%	$7.85

Class Z	Actual	$1,000.00	$1,113.99	0.56%	$2.95
	Hypothetical	$1,000.00	$1,022.14	0.56%	$2.82

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2005, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2005 (to reflect the six-month period).

Jennison Sector Funds, Inc./Jennison Utility Fund	5

Portfolio of Investments

as of May 31, 2005 (Unaudited)

Principal Amount (000)	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.8%
COMMON STOCKS 98.7%

Diversified Telecommunication Services 12.2%
$ 518,300	ALLTEL Corp.(b)	$30,149,511
7,772,500	BT Group PLC (United Kingdom)	30,118,196
2,838,900	Chunghwa Telecom Co. Ltd., ADR (Taiwan)(b)	59,105,898
3,468,600	Citizens Communications Co.	47,311,704
2,638,600	Deutsche Telekom AG (Germany)	49,028,616
1,060,300	France Telecom SA (France)	30,361,574
13,499,000	Qwest Communications International, Inc.(a)(b)	52,916,080
3,060,550	SBC Communications, Inc.	71,555,659
2,204,900	Valor Communications Group, Inc.(b)	29,986,640

		400,533,878

Electric Utilities 27.2%
5,236,570	British Energy Group PLC (United Kingdom)(a)(b)	32,066,827
1,084,600	Cleco Corp.(b)	22,657,294
3,159,400	DPL, Inc.	79,964,414
1,991,400	E.ON AG, ADR (Germany)	57,750,600
2,296,700	Edison International	84,403,725
1,872,900	Endesa SA, ADR (Spain)	40,922,865
1,339,700	Entergy Corp.	96,230,651
1,491,400	Exelon Corp.	69,872,090
668,400	FPL Group, Inc.	27,170,460
2,102,000	PG&E Corp.(b)	75,188,540
1,637,700	PNM Resources, Inc.(b)	47,722,578
1,137,600	PPL Corp.(b)	65,423,376
661,600	Progress Energy, Inc.	29,262,568
2,828,300	Reliant Energy, Inc.(a)(b)	34,788,090
1,876,000	Scottish and Southern Energy PLC (United Kingdom)	33,458,180
5,554,988	Scottish Power PLC (United Kingdom)	46,785,583
1,659,200	Union Fenosa, SA (Spain)(b)	49,940,666

		893,608,507

Electrical Equipment 0.1%
649,300	Evergreen Solar, Inc.(a)(b)	3,278,965

Energy Equipment & Services 4.7%
553,300	BJ Services Co.(b)	27,858,655
959,500	GlobalSantaFe Corp.	35,156,080
1,874,985	OPTI Canada, Inc. (Canada)(a)	38,016,546

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

$ 458,600	Smith International, Inc.(b)	$26,947,336
482,700	Weatherford International Ltd.(a)	25,375,539

		153,354,156

Gas Utilities 10.6%
1,323,400	AGL Resources, Inc.(b)	46,636,616
538,400	Atmos Energy Corp.	15,231,336
1,612,100	Equitable Resources, Inc.	102,465,076
1,055,000	ONEOK, Inc.(b)	32,546,750
1,902,700	Questar Corp.	119,946,208
5,900,000	Snam Rete Gas SpA (Italy)	31,582,056

		348,408,042

Independent Power Producers & Energy Traders 10.3%
1,377,300	Constellation Energy Group, Inc.	73,616,685
1,510,700	Duke Energy Corp.(b)	41,514,036
1,772,600	NRG Energy, Inc.(a)(b)	63,370,450
625,000	Ormat Technologies, Inc.	10,693,750
1,861,800	TXU Corp.	149,465,304

		338,660,225

Metals & Mining 2.5%
1,096,600	CONSOL Energy, Inc.(a)	52,472,310
650,000	Peabody Energy Corp.	31,031,000

		83,503,310

Multi-Utilities 11.5%
10,344,600	Aquila, Inc.(a)(b)	38,688,804
2,537,300	CMS Energy Corp.(a)(b)	33,568,479
436,700	Dominion Resources, Inc.(b)	30,704,377
342,500	Public Service Enterprise Group, Inc.(b)	19,008,750
1,300,000	RWE AG (Germany)	79,425,826
469,000	SCANA Corp.	19,758,970
2,406,000	Sempra Energy	95,446,020
204,200	Suez SA (France)	5,490,429
1,234,200	Vectren Corp.	33,681,318
611,500	Wisconsin Energy Corp.	22,197,450

		377,970,423

Oil, Gas & Consumable Fuels 13.4%
591,000	Cheniere Energy, Inc.(a)	17,316,300
247,100	Eni SpA, ADR (Italy)(b)	31,697,988

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Utility Fund	7

Portfolio of Investments

as of May 31, 2005 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value (Note 1)

$ 1,066,700	McMoRan Exploration Co.(a)(b)	$19,744,617
1,379,000	Nexen, Inc.(b)	35,854,000
646,400	Southwestern Energy Co.(a)(b)	45,118,720
1,768,200	Suncor Energy, Inc. (Canada)	69,110,812
2,058,794	Trident Resources Corp. (cost $22,279,754; Purchased 12/4/03-8/25/04)(a)(d)(e)	82,010,596
1,384,400	Western Gas Resources, Inc.(b)	44,397,708
5,221,100	Williams Cos., Inc.(b)	96,120,451

		441,371,192

Transportation Infrastructure 1.0%
352,400	Societe des Autoroutes Paris-Rhin-Rhone (France)	19,240,859
220,000	Societe des Autoroutes Paris-Rhin-Rhone 144A (France)(g)	12,011,887

		31,252,746

Wireless Telecommunication Services 5.2%
1,066,400	America Movil SA de CV, ADR (Mexico), Ser. L(b)	60,443,552
1,388,900	Hutchison Telecommunications International Ltd., ADR (Hong Kong)(a)(b)	19,430,711
1,526,796	Millicom International Cellular SA(a)(b)	27,299,113
1,062,100	Nextel Communications, Inc.(a)(b)	32,054,178
1,224,500	Vodafone Group PLC, ADR (United Kingdom)	30,832,910

		170,060,464

	Total common stocks (cost $2,041,146,936)	3,242,001,908

WARRANT 0.1%

Electric Utilities 0.1%
234,297	British Energy Group PLC (United Kingdom) Expiring 1/17/10(a) (cost $765,445)	1,026,037

	Total long-term investments (cost $2,041,912,381)	3,243,027,945

SHORT-TERM INVESTMENTS 15.4%

Money Market Mutual Fund 15.4%
505,683,588	Dryden Core Investment Fund - Taxable Money Market Series, (Note 3)(c)(h) (cost $505,683,588)	505,683,588

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

Repurchase Agreement
$ 133	State Street Bank & Trust Co.(f) 0.90%, 6/01/05 (cost $133,000)	$133,000

	Total short-term investments (cost $505,816,588)	505,816,588

	Total Investments 114.2% (cost $2,547,728,969; Note 5)	3,748,844,533
	Liabilities in excess of other assets (14.2%)	(464,925,010)

	Net Assets 100%	$3,283,919,523

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $445,098,009; cash collateral of $481,471,682 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Fair valued security. The aggregate market value of $82,010,596 is approximately 2.5% of net assets.
(e)	Indicates security is illiquid and restricted as to resale. The aggregate cost of such security is $22,279,754. The aggregate market value of $82,010,596 is approximately 2.5% of net assets.
(f)	Repurchase price of $133,003, due 6/1/2005. Collateralized by $142,000 U.S. Treasury Bond with a rate of 7.875%, maturity date of 2/15/21, and aggregate market value, including accrued interest, of $144,284.
(g)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
(h)	Prudential Investments LLC, the Manager of the Fund also serves as Manager of the Dryden Core Investment Fund—Taxable Money Market Series.

ADR—American Depositary Receipt.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2005 are as follows:

Electric Utilities	27.3%
Money Market Mutual Fund (including 14.7% of collateral received for securities on loan)	15.4
Oil, Gas & Consumable Fuels	13.4
Diversified Telecommunication Services	12.2
Multi-Utilities	11.5
Gas Utilities	10.6
Independent Power Producers & Energy Traders	10.3
Wireless Telecommunication Services	5.2
Energy Equipment & Services	4.7
Metals & Mining	2.5
Transportation Infrastructure	1.0
Electrical Equipment	0.1

114.2
Liabilities in excess of other assets	(14.2)

100.0%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Utility Fund	9

Statement of Assets and Liabilities

as of May 31, 2005 (Unaudited)

Assets
Investments, at value including securities on loan of $445,098,009:
Unaffiliated investments (cost $2,042,045,381)	$3,243,160,945
Affiliated investments (cost $505,683,588)	505,683,588
Cash	50,518
Foreign currency, at value (cost $6,040,063)	5,885,119
Receivable for investments sold	8,093,698
Dividends receivable	5,116,919
Receivable for Fund shares sold	2,623,731
Foreign tax reclaim receivable	741,304
Prepaid expenses	35,919

Total assets	3,771,391,741

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	481,471,682
Payable for Fund shares reacquired	2,602,450
Management fee payable	1,156,420
Transfer agent fee payable	955,595
Distribution fee payable	895,518
Accrued expenses and other liabilities	363,651
Deferred directors’ fees	26,902

Total liabilities	487,472,218

Net Assets	$3,283,919,523

Net assets were comprised of:
Common stock, at par	$2,594,795
Paid-in capital in excess of par	2,034,499,199

2,037,093,994
Undistributed net investment income	13,585,495
Accumulated net realized gain on investments and foreign currency transactions	32,419,052
Net unrealized appreciation on investments and foreign currencies	1,200,820,982

Net assets, May 31, 2005	$3,283,919,523

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($2,877,078,080 ÷ 227,292,813 shares of common stock issued and outstanding)	$12.66
Maximum sales charge (5.50% of offering price)	0.74

Maximum offering price to public	$13.40

Class B
Net asset value, offering price and redemption price per share
($310,353,713 ÷ 24,561,774 shares of common stock issued and outstanding)	$12.64

Class C
Net asset value, offering price and redemption price per share
($49,576,058 ÷ 3,923,398 shares of common stock issued and outstanding)	$12.64

Class Z
Net asset value, offering price and redemption price per share
($46,911,672 ÷ 3,701,539 shares of common stock issued and outstanding)	$12.67

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Utility Fund	11

Statement of Operations

Six Months Ended May 31, 2005 (Unaudited)

Net Investment Income
Income
Unaffiliated dividends (net of foreign withholding taxes of $1,524,158)	$36,745,698
Affiliated income from securities loaned, net	741,987
Affiliated dividends	512,368

Total income	38,000,053

Expenses
Management fee	6,671,952
Distribution fee—Class A	3,440,779
Distribution fee—Class B	1,514,212
Distribution fee—Class C	208,152
Transfer agent’s fees and expenses (including affiliated fees of $1,237,000)	1,478,000
Custodian’s fees and expenses	307,000
Reports to shareholders	182,000
Insurance	42,000
Registration fees	32,000
Directors’ fees	23,000
Legal fees and expenses	17,000
Audit fee	9,000
Miscellaneous	14,520

Total expenses	13,939,615

Net investment income	24,060,438

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	250,998,561
Foreign currency transactions	(371,830)

250,626,731

Net change in unrealized appreciation (depreciation) on:
Investments	60,144,017
Foreign currencies	(362,110)

59,781,907

Net gain on investments	310,408,638

Net Increase In Net Assets Resulting From Operations	$334,469,076

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2005	Year Ended November 30, 2004
Increase (Decrease) In Net Assets
Operations
Net investment income	$24,060,438	$47,030,888
Net realized gain on investment and foreign currency transactions	250,626,731	255,552,638
Net change in unrealized appreciation on investments and foreign currencies	59,781,907	547,594,262

Net increase in net assets resulting from operations	334,469,076	850,177,788

Dividends from net investment income (Note 1)
Class A	(21,879,611)	(42,176,461)
Class B	(1,303,409)	(3,131,613)
Class C	(173,350)	(365,247)
Class Z	(348,507)	(652,509)

	(23,704,877)	(46,325,830)

Fund share transactions (Net of share conversions) (Note 6)
Proceeds from shares sold	117,691,609	111,042,359
Net asset value of shares issued in reinvestment of dividends and distributions	21,362,125	41,869,632
Cost of shares reacquired	(212,221,939)	(421,951,359)

Net decrease in net assets from Fund share transactions	(73,168,205)	(269,039,368)

Total increase	237,595,994	534,812,590

Net Assets
Beginning of period	3,046,323,529	2,511,510,939

End of period(a)	$3,283,919,523	$3,046,323,529

(a) Includes undistributed net investment income of:	$13,585,495	$13,229,934

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Utility Fund	13

Notes to Financial Statements

(Unaudited)

Jennison Sector Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end, management investment company. The Company presently consists of four portfolios: Jennison Financial Services Fund, Jennison Technology Fund, Jennison Health Sciences Fund, and Jennison Utility Fund. These financial statements relate to Jennison Utility Fund (the “Fund”). The financial statements of the other portfolios are not presented herein.

The Fund is non-diversified and its investment objective is to seek total return through a combination of income and capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity and debt securities of utility companies. Utility companies include electric, gas, gas pipeline, telephone, telecommunications, water, cable, airport, seaport and toll road companies. The value of certain securities held by the Fund may be affected by economic developments in a specific industry or region. Under normal circumstance, the Fund intends to invest at least 80% of its investable assets in such securities.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or if there was no sale at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently

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quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Fair valued securities are noted in the Portfolio of Investments.

The Fund held illiquid securities, including those which are restricted as to disposition under securities law (‘restricted securities’). The restricted securities held by the Fund as of May 31, 2005 include registration rights. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rate of exchange;

Jennison Sector Funds, Inc./Jennison Utility Fund	15

Notes to Financial Statements

Cont’d

(ii) purchases and sales of investment securities, income and expenses-at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at fiscal period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Company’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio or class level.

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Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income quarterly and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each portfolio in the Company is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Jennison Sector Funds, Inc./Jennison Utility Fund	17

Notes to Financial Statements

Cont’d

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .60 of 1% of the Fund’s average daily net assets up to $250 million, .50 of 1% of the next $500 million, .45 of 1% of the next $750 million, .40 of 1% of the next $500 million, .35 of 1% of the next $2 billion, .325 of 1% of the next $2 billion and .30 of 1% of the average daily net assets of the Fund in excess of $6 billion. The effective management fee rate was .43 of 1% for the six months ended May 31, 2005.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such expenses to .25 of 1% of the average daily net assets of the Class A shares for the six months ended May 31, 2005.

PIMS has advised the Fund that it received approximately $727,600 in front-end sales charges resulting from sales of Class A shares during the six months ended May 31, 2005. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

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PIMS has advised the Fund that it received approximately $208,900 and $4,100 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively, during the six months ended May 31, 2005.

PI, PIMS, and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The commitment under the credit agreement is $500 million. The Funds pay a commitment fee of .075% of 1% of the unused portion of the agreement. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The expiration of the SCA is October 28, 2005. The Fund did not borrow any amounts pursuant to the SCA during the six months ended May 31, 2005.

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. First Clearing Corporation, an affiliate of PI, served as a broker/dealer. The Fund incurred approximately $186,400 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended May 31, 2005, Prudential Equity Group, LLC, (“PEG”), an indirect, wholly-owned subsidiary of Prudential, earned $21,188 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the six months ended May 31, 2005, PIM has been compensated $272,097 for these services.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Jennison Sector Funds, Inc./Jennison Utility Fund	19

Notes to Financial Statements

Cont’d

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended May 31, 2005, were $584,880,071 and $644,458,203, respectively.

As of May 31, 2005, the Fund had securities on loan with an aggregate market value of $445,098,009. The Fund has received $481,471,682 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation of Investments
$2,551,228,991	$1,220,399,776	$(22,784,234)	$1,197,615,542

The difference between book basis and tax basis is attributable to wash sales.

For federal income tax purposes, the Fund had a capital loss carryforward as of November 30, 2004 of approximately $196,250,600, of which $173,087,600 expires in 2010 and $8,235,800 expires in 2011. The remaining amount was the result of the Fund acquiring built in realized losses from the September 2001 merger with Prudential Global Utility Fund in the amount of $14,927,200 (expiring 2009), which will be limited by Section 382 of the Internal Revenue Code of 1986, as amended. The annual limitation to be applied to all Section 382 losses will be $6,022,494. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such allowable amounts. The Fund elected to treat net post-October foreign currency losses of approximately $362,000 incurred in the one month period ended November 30, 2004 as having occurred in the current fiscal year.

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Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares were sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 800 million shares of $.01 par value per share common stock authorized which consists of 400 million shares of Class A common stock, 300 million shares of Class B common stock, 50 million shares of Class C common stock and 50 million shares of Class Z common stock.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2005:
Shares sold	5,342,435	$64,982,438
Shares issued in reinvestment of distributions	1,679,608	19,683,221
Shares reacquired	(14,751,302)	(177,151,624)

Net increase (decrease) in shares outstanding before conversion	(7,729,259)	(92,485,965)
Shares issued upon conversion from Class B	2,555,116	30,765,448

Net increase (decrease) in shares outstanding	(5,174,143)	$(61,720,517)

Year ended November 30, 2004:
Shares sold	6,310,775	$61,951,739
Shares issued in reinvestment of distributions	4,024,284	38,030,857
Shares reacquired	(34,281,487)	(330,744,319)

Net increase (decrease) in shares outstanding before conversion	(23,946,428)	(230,761,723)
Shares issued upon conversion from Class B	4,928,212	47,098,174

Net increase (decrease) in shares outstanding	(19,018,216)	$(183,663,549)

Jennison Sector Funds, Inc./Jennison Utility Fund	21

Notes to Financial Statements

Cont’d

Class B	Shares	Amount
Six months ended May 31, 2005:
Shares sold	2,136,262	$25,907,562
Shares issued in reinvestment of dividends	103,512	1,209,470
Shares reacquired	(2,051,977)	(24,624,480)

Net increase (decrease) in shares outstanding before conversion	187,797	2,492,552
Shares reacquired upon conversion into Class A	(2,557,709)	(30,765,448)

Net increase (decrease) in shares outstanding	(2,369,912)	$(28,272,896)

Year ended November 30, 2004:
Shares sold	2,786,098	$27,141,383
Shares issued in reinvestment of dividends	309,648	2,901,566
Shares reacquired	(4,747,511)	(45,682,975)

Net increase (decrease) in shares outstanding before conversion	(1,651,765)	(15,640,026)
Shares reacquired upon conversion into Class A	(4,936,694)	(47,098,174)

Net increase (decrease) in shares outstanding	(6,588,459)	$(62,738,200)

Class C
Six months ended May 31, 2005:
Shares sold	1,078,479	$13,131,320
Shares issued in reinvestment of dividends	12,761	149,486
Shares reacquired	(463,119)	(5,537,629)

Net increase (decrease) in shares outstanding	628,121	$7,743,177

Year ended November 30, 2004:
Shares sold	633,197	$6,300,701
Shares issued in reinvestment of dividends	34,981	328,133
Shares reacquired	(1,219,421)	(11,687,780)

Net increase (decrease) in shares outstanding	(551,243)	$(5,058,946)

Class Z
Six months ended May 31, 2005:
Shares sold	1,117,968	$13,670,289
Shares issued in reinvestment of dividends	27,200	319,948
Shares reacquired	(407,911)	(4,908,206)

Net increase (decrease) in shares outstanding	737,257	$9,082,031

Year ended November 30, 2004:
Shares sold	1,599,985	$15,648,536
Shares issued in reinvestment of dividends	65,364	609,076
Shares reacquired	(3,612,437)	(33,836,285)

Net increase (decrease) in shares outstanding	(1,947,088)	$(17,578,673)

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Financial Highlights

(Unaudited)

MAY 31, 2005	SEMIANNUAL REPORT

Jennison Sector Funds, Inc./Jennison Utility Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended May 31, 2005
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$11.47

Income (loss) from investment operations:
Net investment income	.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.19

Total from investment operations	1.29

Less Distributions
Dividends from net investment income	(.10)
Distributions from net realized gains	—

Total distributions	(.10)

Net asset value, end of period	$12.66

Total Return(a):	11.27%
Ratios/Supplemental Data:
Net assets, end of period (000,000)	$2,877
Average net assets (000,000)	$2,760
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees(c)	.81	%(e)
Expenses, excluding distribution and service (12b-1) fees	.56	%(e)
Net investment income	1.61	%(e)
For Class A, B, C and Z shares:
Portfolio turnover rate	19	%(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Calculated based upon weighted average shares outstanding during the period.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net aseets of the Class A shares.
(d)	Effective December 1, 2001 the Prudential Utility Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share and increase net realized and unrealized gain (loss) per share by less than $.005. There was no effect on the ratio of net investment income. Per share amounts and ratios for the years ended prior to November 30, 2002 have not been restated to reflect this change in presentation.
(e)	Annualized.
(f)	Not Annualized.

See Notes to Financial Statements.

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Class A
Year Ended November 30,
2004	2003	2002(d)	2001	2000

$8.55	$7.02	$9.46	$13.74	$11.02

.18	.17	.17	.20	.29
2.91	1.52	(2.42)	(1.92)	2.85

3.09	1.69	(2.25)	(1.72)	3.14

(.17)	(.16)	(.17)	(.23)	(.21)
—	—	(.02)	(2.33)	(.21)

(.17)	(.16)	(.19)	(2.56)	(.42)

$11.47	$8.55	$7.02	$9.46	$13.74

36.63%	24.51%	(23.99)%	(15.24)%	28.85%

$2,666	$2,150	$1,924	$2,978	$3,348
$2,343	$1,989	$2,428	$3,518	$3,011

.84%	.91%	.87%	.80%	.79%
.59%	.66%	.62%	.55%	.54%
1.83%	2.27%	2.03%	1.69%	2.30%

30%	35%	52%	40%	31%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Utility Fund	25

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended May 31, 2005
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$11.45

Income (loss) from investment operations:
Net investment income	.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.19

Total from investment operations	1.24

Less Distributions
Dividends from net investment income	(.05)
Distributions from net realized gains	—

Total distributions	(.05)

Net asset value, end of period	$12.64

Total Return(a):	10.87%
Ratios/Supplemental Data:
Net assets, end of period (000,000)	$310
Average net assets (000,000)	$304
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees	1.56	%(d)
Expenses, excluding distribution and service (12b-1) fees	.56	%(d)
Net investment income	.86	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Calculated based upon weighted average shares outstanding during the period.
(c)	Effective December 1, 2001 the Prudential Utility Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share and increase net realized and unrealized gain (loss) per share by less than $.005. There was no effect on the ratio of net investment income. Per share amounts and ratios for the years ended prior to November 30, 2002 have not been restated to reflect this change in presentation.
(d)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended November 30,
2004	2003	2002(c)	2001	2000

$8.54	$7.02	$9.44	$13.71	$11.02

.10	.11	.10	.11	.21
2.91	1.52	(2.40)	(1.91)	2.83

3.01	1.63	(2.30)	(1.80)	3.04

(.10)	(.11)	(.10)	(.14)	(.14)
—	—	(.02)	(2.33)	(.21)

(.10)	(.11)	(.12)	(2.47)	(.35)

$11.45	$8.54	$7.02	$9.44	$13.71

35.56%	23.50%	(24.44)%	(15.89)%	27.81%

$308	$286	$294	$523	$917
$288	$279	$402	$687	$1,123

1.59%	1.66%	1.62%	1.55%	1.54%
.59%	.66%	.62%	.55%	.54%
1.08%	1.52%	1.27%	.95%	1.63%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Utility Fund	27

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended May 31, 2005
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$11.45

Income (loss) from investment operations:
Net investment income	.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.19

Total from investment operations	1.24

Less Distributions
Dividends from net investment income	(.05)
Distributions from net realized gains	—

Total distributions	(.05)

Net asset value, end of period	$12.64

Total Return(a):	10.87%
Ratios/Supplemental Data:
Net assets, end of period (000)	$49,576
Average net assets (000)	$41,745
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees	1.56	%(d)
Expenses, excluding distribution and service (12b-1) fees	.56	%(d)
Net investment income	.88	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Calculated based upon weighted average shares outstanding during the period.
(c)	Effective December 1, 2001 the Prudential Utility Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share and increase net realized and unrealized gain (loss) per share by less than $.005. There was no effect on the ratio of net investment income. Per share amounts and ratios for the years ended prior to November 30, 2002 have not been restated to reflect this change in presentation.
(d)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended November 30,
2004	2003	2002(c)	2001	2000

$8.54	$7.02	$9.44	$13.71	$11.02

.10	.11	.11	.11	.19
2.91	1.52	(2.41)	(1.91)	2.85

3.01	1.63	(2.30)	(1.80)	3.04

(.10)	(.11)	(.10)	(.14)	(.14)
—	—	(.02)	(2.33)	(.21)

(.10)	(.11)	(.12)	(2.47)	(.35)

$11.45	$8.54	$7.02	$9.44	$13.71

35.56%	23.50%	(24.44)%	(15.89)%	27.81%

$37,729	$32,839	$31,675	$48,344	$35,725
$33,442	$31,569	$40,759	$46,369	$24,061

1.59%	1.66%	1.62%	1.55%	1.54%
.59%	.66%	.62%	.55%	.54%
1.08%	1.53%	1.29%	.97%	1.54%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Utility Fund	29

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended May 31, 2005
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$11.48

Income from investment operations:
Net investment income	.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.19

Total from investment operations	1.30

Less Distributions
Dividends from net investment income	(.11)
Distributions from net realized gains	—

Total distributions	(.11)

Net asset value, end of period	$12.67

Total Return(a):	11.40%
Ratios/Supplemental Data:
Net assets, end of period (000)	$46,912
Average net assets (000)	$38,843
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees	.56	%(d)
Expenses, excluding distribution and service (12b-1) fees	.56	%(d)
Net investment income	1.88	%(d)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Calculated based upon weighted average shares outstanding during the period.
(c)	Effective December 1, 2001 the Prudential Utility Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share and increase net realized and unrealized gain (loss) per share by less than $.005. There was no effect on the ratio of net investment income. Per share amounts and ratios for the years ended prior to November 30, 2002 have not been restated to reflect this change in presentation.
(d)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended November 30,
2004	2003	2002(c)	2001	2000

$8.56	$7.03	$9.47	$13.76	$11.02

.20	.19	.19	.23	.31
2.92	1.52	(2.42)	(1.93)	2.87

3.12	1.71	(2.23)	(1.70)	3.18

(.20)	(.18)	(.19)	(.26)	(.23)
—	—	(.02)	(2.33)	(.21)

(.20)	(.18)	(.21)	(2.59)	(.44)

$11.48	$8.56	$7.03	$9.47	$13.76

36.92%	24.76%	(23.76)%	(15.06)%	29.13%

$34,040	$42,055	$41,582	$63,867	$66,422
$28,739	$40,872	$52,230	$69,628	$48,486

.59%	.66%	.62%	.55%	.54%
.59%	.66%	.62%	.55%	.54%
2.03%	2.53%	2.28%	1.95%	2.51%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Utility Fund	31

Renewal of Advisory Agreements

The Board of Directors (the “Board”) of Jennison Sector Funds, Inc. oversees the management of the Jennison Utility Fund (the “Fund”), and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including a majority of the Independent Directors, met on May 24, 2005 and June 23, 2005, and approved the renewal of the agreements through July 31, 2006, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of “PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor that was dispositive and each Director attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 24, 2005 and June 23, 2005.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund accounting, recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and Jennison. The Board noted that Jennison is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Performance of Jennison Utility Fund

The Board received and considered information about the Fund’s historical performance, noting that the Fund had achieved performance that was in the first quartile over one-year, three-year and five-year time periods in relation to the group of comparable funds in a peer universe (the “Peer Universe”). The Board noted that the Fund outperformed in comparison to its benchmark index, the S&P Utility Index, over the same one-year, three-year and five-year time periods, and that the Fund’s performance was above the median performance of the other mutual funds included in the Peer Universe over the same time periods.

The Board determined that the Fund’s performance was satisfactory.

The funds included in the Peer Universe are objectively determined solely by Lipper Inc., independent provider of investment company data. The benchmark index is determined by Standard & Poor’s.

Fees and Expenses

The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds provided by Lipper Inc.

The Fund’s contractual management fee of 0.427% and its actual management fee of 0.438% both ranked in the first quartile in its Lipper 15(c) Peer Group, and were the lowest fee among all of the mutual funds included in the Peer Group. The contractual management fee is computed based on hypothetical common levels of Fund net assets, while the actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The Fund’s net total expense ratio of 0.843% ranked in the first quartile in its Lipper 15(c) Peer Group. The net total expense ratio represents the actual expense ratio incurred by Fund shareholders. The Board concluded that the management and subadvisory fees are reasonable.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and Jennison

The Board considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI and transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits and brokerage commissions received by affiliates of Jennison, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING

The Board of Directors for the Company has delegated to the Company’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer •
Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN Through June 26, 2005: Effective June 27, 2005:	State Street Bank And Trust Company The Bank of New York	One Heritage Drive North Quincy, MA 02171 One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10145

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

Jennison Utility Fund
Share Class	A	B	C	Z
NASDAQ	PRUAX	PRUTX	PCUFX	PRUZX
CUSIP	476294848	476294830	476294822	476294814

Prudential Fixed Income is a business unit of Prudential Investment Management, Inc. (PIM). Quantitative Management Associates LLC, Jennison Associates LLC, and PIM are registered investment advisers and Prudential Financial companies.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of May 31, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders of the Fund can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Sector Funds, Inc./Jennison Utility Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to that Director at Jennison Sector Funds, Inc./Jennison Utility Fund, PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Company’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund will provide a full list of its portfolio holdings as of the end of each month on its website at www.jennisondryden.com approximately 30 days after the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Utility Fund
	Share Class	A	B	C	Z
	NASDAQ	PRUAX	PRUTX	PCUFX	PRUZX
	CUSIP	476294848	476294830	476294822	476294814

MF105E2    IFS-A106500            Ed. 06/2005

Jennison Financial Services Fund

MAY 31, 2005	SEMIANNUAL REPORT

FUND TYPE

Sector stock

OBJECTIVE

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

July 15, 2005

We hope that you find the semiannual report for the Jennison Financial Services Fund informative and useful. As a JennisonDryden Mutual Fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Jennison Sector Funds, Inc./Jennison Financial Services Fund

Jennison Sector Funds, Inc./Jennison Financial Services Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Financial Services Fund (the Fund), a series of Jennison Sector Funds, Inc. (the Company), is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 5/31/05
	Six Months	One Year	Five Years	Since Inception[2]
Class A	0.46%	8.78%	56.63% (56.50)	51.15% (50.77)
Class B	0.12	8.03	51.00 (50.88)	44.66 (44.30)
Class C	0.12	8.03	51.00 (50.88)	44.66 (44.30)
Class Z	0.64	9.08	58.76 (58.63)	53.37 (52.99)
S&P SC 1500 Index[3]	2.63	9.00	–4.02	1.23
S&P SC Financials Index[4]	0.32	5.64	34.93	29.99
Lipper Financial Services Funds Avg.[5]	–0.64	7.07	65.11	51.69

Average Annual Total Returns[1] as of 6/30/05
		One Year	Five Years	Since Inception[2]
Class A		3.92%	9.98% (9.96)	6.63% (6.59)
Class B		4.22	10.27 (10.26)	6.84 (6.80)
Class C		8.16	10.41 (10.39)	6.84 (6.80)
Class Z		10.26	11.54 (11.53)	7.92 (7.87)
S&P SC 1500 Index[3]		7.23	–1.22	0.28
S&P SC Financials Index[4]		6.85	7.84	4.77
Lipper Financial Services Funds Avg.[5]		8.88	11.19	7.08

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

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1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, management fee waivers were in effect. Without such management fee waivers, the returns for the share classes would have been lower, as indicated in parentheses. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception date: 6/30/99.

3The Standard & Poor’s SuperComposite (S&P SC) 1500 Index—an unmanaged index of the 500 large, established, publicly traded stocks in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index); the 400 stocks contained in the S&P Mid-Cap 400 Index; and the 600 small-capitalization stocks comprising the S&P SmallCap 600 Index—gives a broad look at how U.S. stock prices have performed.

4The S&P SC Financials Index is an unmanaged, capitalization-weighted index that measures the performance of the financial sector of the S&P SC 1500 Index.

5The Lipper Financial Services Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Financial Services Funds category for the periods noted. Funds in the Lipper Average invest primarily in equity securities of companies engaged in providing financial services, including, but not limited to, banks, finance companies, insurance companies, and securities/brokerage firms.

The returns for the S&P SC 1500 Index and the S&P SC Financials Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 5/31/05
Citigroup, Inc., Diversified Financial Services	8.7%
Bank of America Corp., Commercial Banks	6.7
Standard Pacific Corp., Household Durables	5.5
American Express Co., Consumer Finance	5.4
Capital One Financial Corp., Consumer Finance	5.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/05
Capital Markets	23.6%
Consumer Finance	15.9
Commercial Banks	12.1
Household Durables	10.5
Insurance	9.1

Industry weightings reflect only long-term investments and are subject to change.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2004, at the beginning of the period, and held through the six-month period ended May 31, 2005.

The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs), Section 403(b) accounts, and Section 529 plan accounts. As of the close of the six-month period covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. Section 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

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expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Financial Services Fund		Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,004.59	1.51%	$7.55
	Hypothetical	$1,000.00	$1,017.40	1.51%	$7.59

Class B	Actual	$1,000.00	$1,001.20	2.26%	$11.28
	Hypothetical	$1,000.00	$1,013.66	2.26%	$11.35

Class C	Actual	$1,000.00	$1,001.20	2.26%	$11.28
	Hypothetical	$1,000.00	$1,013.66	2.26%	$11.35

Class Z	Actual	$1,000.00	$1,006.38	1.26%	$6.30
	Hypothetical	$1,000.00	$1,018.65	1.26%	$6.34

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2005, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2005 (to reflect the six-month period).

Jennison Sector Funds, Inc./Jennison Financial Services Fund	5

Portfolio of Investments

as of May 31, 2005 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 94.5%
COMMON STOCKS

Capital Markets 23.6%
71,800	Affiliated Managers Group, Inc.(a)(b)	$4,789,060
95,700	Charles Schwab Corp. (The)	1,085,238
31,400	Goldman Sachs Group, Inc.	3,061,500
65,100	Lazard Ltd. (Class A)(a)(b)	1,409,415
53,600	Lehman Brothers Holdings, Inc.(b)	4,941,920
124,000	Mellon Financial Corp.	3,442,240
82,400	Merrill Lynch & Co., Inc.	4,471,024
45,300	National Financial Partners Corp.	1,732,272
39,000	Piper Jaffray Cos., Inc.(a)	1,102,530

		26,035,199

Commercial Banks 12.1%
159,018	Bank of America Corp.	7,365,714
137,700	Bank of the Ozarks, Inc.(b)	4,354,074
8,400	Raiffeisen International Bank-Holding AG 144A(a)(c)	501,326
68,800	UCBH Holdings, Inc.	1,176,480

		13,397,594

Commercial Services & Supplies 1.8%
68,300	Paychex, Inc.	1,972,504

Consumer Finance 15.9%
56,300	Alliance Data Systems Corp.(a)(b)	2,123,636
109,900	American Express Co.	5,918,115
76,400	Capital One Financial Corp.(b)	5,760,560
101,400	Nelnet, Inc. (Class A)(a)	3,741,660

		17,543,971

Diversified Financial Services 8.7%
204,480	Citigroup, Inc.	9,633,053

Household Durables 10.5%
62,200	D.R.Horton, Inc.	2,150,254
20,500	Lennar Corp. Class A	1,189,205
75,900	Standard Pacific Corp.	6,081,108
72,400	WCI Communities, Inc.(a)(b)	2,164,760

		11,585,327

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Insurance 9.1%
85,504	American International Group, Inc.	$4,749,747
54,500	Axis Capital Holdings Ltd.	1,499,295
67,400	MBIA, Inc.(b)	3,769,682

		10,018,724

Real Estate Investment Trust 5.1%
109,400	Redwood Trust, Inc.	5,659,262

Thrifts & Mortgage Finance 7.7%
152,398	Countrywide Financial, Inc.	5,664,633
50,000	First Niagara Financial Group, Inc.	651,000
33,600	Freddie Mac	2,185,344

		8,500,977

	Total long-term investments (cost $87,031,798)	104,346,611

SHORT-TERM INVESTMENTS 29.8%

Money Market Mutual Fund 29.7%
32,805,326	Dryden Core Investment Fund - Taxable Money Market Series(d)(e) (Note 3)	32,805,326

Principal Amount (000)

U.S. Government Securities 0.1%
$ 105	United States Treasury Bill(f) 2.464%, 6/23/05	104,825

	Total short-term investments (cost $32,910,168)	32,910,151

	Total Investments 124.3% (cost $119,941,966; Note 5)	137,256,762
	Liabilities in excess of other assets (24.3%)	(26,808,600)

	Net Assets 100%	$110,448,162

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $24,742,327; cash collateral of $25,476,288 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments
(c)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Prudential Investments LLC, the manager of the Fund also serves as the manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(f)	Percentage quoted represent yield-to-maturity as of purchase date.

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	7

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2005 was as follows:

Money Market Mutual Fund (including 23.1% represents of collateral received for securities on loan)	29.7%
Capital Markets	23.6
Consumer Finance	15.9
Commercial Banks	12.1
Household Durables	10.5
Insurance	9.1
Diversified Financial Services	8.7
Thrifts & Mortgage Finance	7.7
Real Estate Investment Trust	5.1
Commercial Services & Supplies	1.8
U.S. Government Securities	0.1

124.3
Liabilities in excess of other assets	(24.3)

100.0%

See Notes to Financial Statements.

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Financial Statements

MAY 31, 2005	SEMIANNUAL REPORT

Jennison Sector Funds, Inc./Jennison Financial Services Fund

Statement of Assets and Liabilities

as of May 31, 2005 (Unaudited)

Assets
Investments, at value, including securities on loan of $24,742,327:
Unaffiliated investments (cost $87,136,640)	$104,451,436
Affiliated investments (cost $32,805,326)	32,805,326
Cash	3,773
Receivable for Fund shares sold	57,922
Dividends and interest receivable	6,894
Prepaid expenses	1,909

Total assets	137,327,260

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	25,476,288
Payable for investments purchased	854,898
Payable for Fund shares reacquired	224,073
Accrued expenses	98,101
Transfer agent fee payable	81,581
Distribution fee payable	72,964
Management fee payable	69,698
Deferred directors’ fees	1,495

Total liabilities	26,879,098

Net Assets	$110,448,162

Net assets were comprised of:
Common stock, at par	$92,488
Paid-in capital in excess of par	90,799,222

90,891,710
Accumulated net investment loss	(216,114)
Accumulated net realized gain on investments and foreign currency transactions	2,457,770
Net unrealized appreciation on investments	17,314,796

Net assets May 31, 2005	$110,448,162

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share $27,979,646 ÷ 2,300,713 shares of common stock issued and outstanding	$12.16
Maximum sales charge (5.50% of offering price)	0.71

Maximum offering price to public	$12.87

Class B
Net asset value, offering price and redemption price per share $57,550,259 ÷ 4,853,846 shares of common stock issued and outstanding	$11.86

Class C
Net asset value and redemption price per share $22,232,959 ÷ 1,875,109 shares of common stock issued and outstanding	$11.86

Class Z
Net asset value, offering price and redemption price per share $2,685,298 ÷ 219,181 shares of common stock issued and outstanding	$12.25

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	11

Statement of Operations

Six Months ended May 31, 2005 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income	$938,807
Affiliated dividend income	78,829
Affiliated income from securities loaned, net	9,081
Interest	7,518

Total income	1,034,235

Expenses
Management fee	440,067
Distribution fee—Class A	36,628
Distribution fee—Class B	304,246
Distribution fee—Class C	120,671
Transfer agent’s fees and expenses (including affiliated expenses of $142,000)	145,000
Custodian’s fees and expenses	75,000
Reports to shareholders	29,000
Registration fees	24,000
Audit fee	8,000
Legal fees and expenses	7,000
Directors’ fees	6,000
Miscellaneous	4,921

Total expenses	1,200,533

Net investment loss	(166,298)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain on:
Investment transactions	3,069,884
Foreign currency transactions	1,897

3,071,781

Net change in unrealized appreciation on investments:	(2,539,887)

Net gain on investments	531,894

Net Increase In Net Assets Resulting From Operations	$365,596

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2005	Year Ended November 30, 2004
Increase (Decrease) In Net Assets
Operations
Net investment income (loss)	$(166,298)	$309,396
Net realized gain on investment transactions and foreign currency transactions	3,071,781	11,566,873
Net change in unrealized appreciation on investments	(2,539,887)	4,811,451

Net increase in net assets resulting from operations	365,596	16,687,720

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(232,937)	(183,735)
Class B	(36,552)	—
Class C	(14,530)	—
Class Z	(34,784)	(64,827)

	(318,803)	(248,562)

Distributions from net realized gains
Class A	(2,668,566)	(134,212)
Class B	(6,190,265)	(330,996)
Class C	(2,455,966)	(132,796)
Class Z	(302,535)	(17,206)

	(11,617,332)	(615,210)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	4,748,885	7,674,841
Net asset value of shares issued in reinvestment of dividends and distributions	11,179,848	813,194
Cost of shares reacquired	(14,761,645)	(35,267,006)

Net increase (decrease) in net assets from Fund share transactions	1,167,088	(26,778,971)

Total decrease	(10,403,451)	(10,955,023)

Net Assets
Beginning of period	120,851,613	131,806,636

End of period(a)	$110,448,162	$120,851,613

(a) Includes undistributed net investment income of:	$—	$268,987

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	13

Notes to Financial Statements

(Unaudited)

Jennison Sector Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company currently consists of four portfolios: Jennison Health Sciences Fund, Jennison Technology Fund, Jennison Utility Fund and Jennison Financial Services Fund. These financial statements relate to Jennison Financial Services Fund (the “Fund”). The financial statements of the other portfolios are not presented herein. Investment operations for the Fund commenced on June 30, 1999.

The Fund is non-diversified and its investment objective is long-term capital appreciation. It seeks to achieve this objective by investing primarily in equities of companies in the financial services group of industries. The value of certain securities held by the Fund may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been

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affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Directors approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividend or amounts equivalent thereto, on securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio

Jennison Sector Funds, Inc./Jennison Financial Services Fund	15

Notes to Financial Statements

(Unaudited) Cont’d

securities held at the end of the fiscal year. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year-end exchange rates are reflected as a component of unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Company’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio or class level.

Net investment income or loss (other than distribution fees which are charged directly to the respective class), and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be,

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take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Written options involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principals, are recorded on the ex-dividend date.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	17

Notes to Financial Statements

(Unaudited) Cont’d

Taxes: For federal income tax purposes, each portfolio in the Company is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreements provide that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison assumes the day-to-day management responsibilities of the Fund and is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75 of 1% of average daily net assets up to $1 billion and ..70 of 1% of average daily net assets in excess of $1 billion. The effective management fee rate was .75 of 1% for the six months ended May 31, 2005.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

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Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended May 31, 2005, PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A Shares.

PIMS has advised the Fund that it received approximately $32,400 in front-end sales charges resulting from sales of Class A shares, respectively, during the six months ended May 31, 2005. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2005, it received approximately $42,200 and $1,500 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The commitment under the credit agreement is $500 million. The Funds pay a commitment fee of .075% of 1% of the unused portion of the agreement. Interest on any borrowing under the SCA would be incurred at market rates. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemption. The expiration of the SCA is October 28, 2005. The Fund did not borrow any amounts pursuant to the SCA during the six months ended May 31, 2005.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended May 31, 2005, the Fund incurred approximately $42,000 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	19

Notes to Financial Statements

(Unaudited) Cont’d

For the six months ended May 31, 2005, Prudential Equity Group, LLC, an indirect, wholly-owned subsidiary of Prudential, earned $564 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the securities lending agent for the Fund. For the six months ended May 31, 2005, PIM has been compensated approximately $3,396 for these services.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended May 31, 2005, were $34,799,831 and $47,963,139 respectively.

As of May 31, 2005, the Fund had securities on loan with an aggregate market value of $24,742,327. The Fund received $25,476,288 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$120,276,716	$18,168,382	$1,188,336	$16,980,046

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

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Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. Prior to March 15, 2004 Class A shares were sold with a front-end sales charge of 5.0%. Effective on March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Through February 1, 2004, Class C shares were sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge and the contingent deferred sales charge (CDSC) for Class C shares is 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 400 million shares of $.01 par value per share common stock authorized, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 100 million authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2005:
Shares sold	206,875	$2,640,565
Shares issued in reinvestment of distributions	219,516	2,714,809
Shares reacquired	(350,279)	(4,346,608)

Net increase (decrease) in shares outstanding before conversion	76,112	1,008,766
Shares issued upon conversion from Class B	137,186	1,688,097

Net increase (decrease) in shares outstanding	213,298	$2,696,863

Fiscal year ended November 30, 2004:
Shares sold	256,633	$3,269,486
Shares issued in reinvestment of distributions	24,941	298,392
Shares reacquired	(593,610)	(7,505,296)

Net increase (decrease) in shares outstanding before conversion	(312,036)	(3,937,418)
Shares issued upon conversion from Class B	119,250	1,517,048

Net increase (decrease) in shares outstanding	(192,786)	$(2,420,370)

Jennison Sector Funds, Inc./Jennison Financial Services Fund	21

Notes to Financial Statements

(Unaudited) Cont’d

Class B	Shares	Amount
Six months ended May 31, 2005:
Shares sold	109,324	$1,319,468
Shares issued in reinvestment of distributions	480,417	5,810,382
Shares reacquired	(486,463)	(5,875,404)

Net increase (decrease) in shares outstanding before conversion	103,278	1,254,446
Shares reacquired upon conversion into Class A	(134,189)	(1,688,097)

Net increase (decrease) in shares outstanding	(30,911)	$(433,651)

Fiscal year ended November 30, 2004:
Shares sold	223,536	$2,793,386
Shares issued in reinvestment of distributions	26,303	308,796
Shares reacquired	(1,196,014)	(14,825,814)

Net increase (decrease) in shares outstanding before conversion	(946,175)	(11,723,632)
Shares reacquired upon conversion into Class A	(122,010)	(1,517,048)

Net increase (decrease) in shares outstanding	(1,068,185)	$(13,240,680)

Class C
Six months ended May 31, 2005:
Shares sold	29,875	$361,391
Shares issued in reinvestment of distributions	192,055	2,322,932
Shares reacquired	(290,929)	(3,537,681)

Net increase (decrease) in shares outstanding	(68,999)	$(853,358)

Fiscal year ended November 30, 2004:
Shares sold	74,547	$931,795
Shares issued in reinvestment of distributions	10,718	125,830
Shares reacquired	(631,697)	(7,828,580)

Net increase (decrease) in shares outstanding	(546,432)	$(6,770,955)

Class Z
Six months ended May 31, 2005:
Shares sold	33,360	$427,461
Shares issued in reinvestment of distributions	26,660	331,725
Shares reacquired	(79,630)	(1,001,952)

Net increase (decrease) in shares outstanding	(19,610)	$(242,766)

Fiscal year ended November 30, 2004:
Shares sold	53,040	$680,174
Shares issued in reinvestment of distributions	6,671	80,176
Shares reacquired	(406,003)	(5,107,316)

Net increase (decrease) in shares outstanding	(346,292)	$(4,346,966)

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Financial Highlights

MAY 31, 2005	SEMIANNUAL REPORT

Jennison Sector Funds, Inc./Jennison Financial Services Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended May 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.47

Income (Loss) from investment operations:
Net investment income	.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.05

Total from investment operations	.07

Less Distributions
Dividends from net investment income	(.11)
Distributions from net realized gain on investment	(1.27)

Total distributions	(1.38)

Net asset value, end of period	$12.16

Total Return(a):	0.46%
Ratios/Supplemental Data:
Net assets, end of period (000)	$27,980
Average net assets (000)	$29,383
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.51	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.26	%(e)
Net investment income	.25	%(e)
For Class A, B, C and Z shares:
Portfolio turnover rate	31	%(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Based on average shares outstanding during the year.
(c)	Net of management fee waiver.
(d)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average net assets of the Class A shares.
(e)	Annualized.
(f)	Not Annualized.

See Notes to Financial Statements.

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Class A
Year Ended November 30,
2004	2003	2002	2001(b)	2000(b)

$11.88	$10.58	$11.92	$11.11	$9.36

.11	.08	.04	.05	.08
1.62	1.60	(.76)	.86	1.67

1.73	1.68	(.72)	.91	1.75

(.08)	—	—	(.10)	—
(.06)	(.38)	(.62)	—	—

(.14)	(.38)	(.62)	(.10)	—

$13.47	$11.88	$10.58	$11.92	$11.11

14.73%	16.61%	(6.42)%	8.06%	18.80%

$28,110	$27,092	$27,084	$36,622	$28,801
$27,955	$25,604	$32,778	$36,447	$22,614

1.49%	1.57%	1.50%	1.45%	1.33	%(c)
1.24%	1.32%	1.25%	1.20%	1.08	%(c)
.81%	.74%	.28%	.44%	.83	%(c)

70%	93%	65%	81%	85%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	25

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended May 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.11

Income (Loss) from investment operations:
Net investment income (loss)	(.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.06

Total from investment operations	.03

Less Distributions
Dividends from net investment income	(.01)
Distributions from net realized gain on investment	(1.27)

Total distributions	(1.28)

Net asset value, end of period	$11.86

Total Return(a):	0.12%
Ratios/Supplemental Data:
Net assets, end of period (000)	$57,550
Average net assets (000)	$61,016
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.26	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.26	%(e)
Net investment income (loss)	(.49	)%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Less than $.005 per share.
(c)	Based on average shares outstanding during the year.
(d)	Net of management fee waiver.
(e)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended November 30,
2004	2003	2002	2001(c)	2000(c)

$11.57	$10.39	$11.80	$11.00	$9.33

.01	— (b)	(.06)	(.04)	.01
1.59	1.56	(.73)	.84	1.66

1.60	1.56	(.79)	.80	1.67

—	—	—	—	—
(.06)	(.38)	(.62)	—	—

(.06)	(.38)	(.62)	—	—

$13.11	$11.57	$10.39	$11.80	$11.00

13.90%	15.73%	(7.11)%	7.27%	17.90%

$64,021	$68,888	$70,132	$91,892	$78,182
$67,014	$65,823	$83,029	$92,775	$59,442

2.24%	2.32%	2.25%	2.20%	2.08	%(d)
1.24%	1.32%	1.25%	1.20%	1.08	%(d)
.05%	(.01)%	(.47)%	(.31)%	.09	%(d)

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	27

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended May 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.11

Income (Loss) from investment operations:
Net investment income (loss)	(.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.06

Total from investment operations	.03

Less distributions
Dividends from net investment income	(.01)
Distributions from net realized gain on investment	(1.27)

Total distributions	(1.28)

Net asset value, end of period	$11.86

Total Return(a):	0.12%
Ratios/Supplemental Data:
Net assets, end of period (000)	$22,233
Average net assets (000)	$24,200
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.26	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.26	%(e)
Net investment income (loss)	(.49	)%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Less than $.005 per share.
(c)	Based on average shares outstanding during the year.
(d)	Net of management fee waiver.
(e)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended November 30,
2004	2003	2002	2001(c)	2000(c)

$11.57	$10.39	$11.80	$11.00	$9.33

— (b)	— (b)	(.06)	(.04)	.01
1.60	1.56	(.73)	.84	1.66

1.60	1.56	(.79)	.80	1.67

—	—	—	—	—
(.06)	(.38)	(.62)	—	—

(.06)	(.38)	(.62)	—	—

$13.11	$11.57	$10.39	$11.80	$11.00

13.90%	15.73%	(7.11)%	7.27%	17.90%

$25,480	$28,820	$30,937	$44,119	$41,011
$27,402	$28,204	$38,005	$46,601	$30,639

2.24%	2.32%	2.25%	2.20%	2.08	%(d)
1.24%	1.32%	1.25%	1.20%	1.08	%(d)
.04%	(.02)%	(.47)%	(.30)%	.09	%(d)

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	29

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended May 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.57

Income (Loss) from investment operations:
Net investment income	.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.06

Total from investment operations	.10

Less Distributions
Dividends from net investment income	(.15)
Distributions from net realized gain on investment	(1.27)

Total distributions	(1.42)

Net asset value, end of period	$12.25

Total Return(a):	0.64%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,685
Average net assets (000)	$3,074
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.26	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.26	%(d)
Net investment income	.51	%(d)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Based on average shares outstanding during the year.
(c)	Net of management fee waiver.
(d)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended November 30,
2004	2003	2002	2001(b)	2000(b)

$11.98	$10.63	$11.95	$11.15	$9.36

.17	.11	.08	.08	.11
1.59	1.62	(.78)	.86	1.68

1.76	1.73	(.70)	.94	1.79

(.11)	—	—	(.14)	—
(.06)	(.38)	(.62)	—	—

(.17)	(.38)	(.62)	(.14)	—

$13.57	$11.98	$10.63	$11.95	$11.15

14.90%	17.02%	(6.22)%	8.30%	19.10%

$3,241	$7,007	$8,131	$13,570	$9,753
$3,877	$6,851	$11,031	$12,855	$5,913

1.24%	1.32%	1.25%	1.20%	1.08	%(c)
1.24%	1.32%	1.25%	1.20%	1.08	%(c)
1.05%	.98%	.52%	.70%	1.13	%(c)

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	31

Renewal of Advisory Agreements

The Board of Directors (the “Board”) of Jennison Sector Funds, Inc. oversees the management of the Jennison Financial Services Fund (the “Fund”), and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including a majority of the Independent Directors, met on May 24, 2005 and June 23, 2005, and approved the renewal of the agreements through July 31, 2006, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meeting, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor that was dispositive and each Director attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 24, 2005 and June 23, 2005.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and Jennison , which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund accounting, recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and Jennison. The Board noted that Jennison is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Performance of Jennison Financial Services Fund

The Board received and considered information about the Fund’s historical performance, noting that the Fund had achieved performance that was in the first quartile over a one-year time period, and performance that was in the second quartile over three-year and five-year time periods in relation to the group of comparable funds in a peer universe (the “Peer Universe”). The Board noted that the Fund outperformed in comparison to its benchmark index over the same time periods, and that the Fund’s performance was above the median performance of the other mutual funds included in the Peer Universe over the same time periods.

The Board determined that the Fund’s performance was satisfactory.

The funds included in the Peer Universe are objectively determined solely by Lipper Inc., independent provider of investment company data.

Fees and Expenses

The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds provided by Lipper Inc.

The Fund’s contractual and actual management fee of 0.750% ranked in the first quartile in its Lipper 15(c) Peer Group. The contractual management fee is computed based on hypothetical common levels of Fund net assets, while the actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The Fund’s net total expense ratio was 0.07% higher than the median of all mutual funds included in the Lipper 15(c) Peer Group. The net total expense ratio represents the actual expense ratio incurred by Fund shareholders. The Board concluded that the management and subadvisory fees are reasonable.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and Jennison

The Board considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI and transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits and brokerage commissions received by affiliates of Jennison, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors for the Company has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer •
Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN
Through June 26, 2005:	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171
Effective June 27, 2005:	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10145

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Jennison Financial Services Fund
Share Class	A	B	C	Z
NASDAQ	PFSAX	PUFBX	PUFCX	PFSZX
CUSIP	476294103	476294202	476294301	476294400

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

Prudential Fixed Income is a business unit of Prudential Investment Management, Inc. (PIM). Quantitative Management Associates LLC, Jennison Associates LLC, and PIM are registered investment advisers and Prudential Financial companies.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of May 31, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders of the Fund can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Sector Funds, Inc./Jennison Financial Services Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to that Director at Jennison Sector Funds, Inc./Jennison Financial Services Fund, PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Company’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund will provide a full list of its portfolio holdings as of the end of each month on its website at www.jennisondryden.com approximately 30 days after the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Financial Services Fund
Share Class	A	B	C	Z
NASDAQ	PFSAX	PUFBX	PUFCX	PFSZX
CUSIP	476294103	476294202	476294301	476294400

MF188E2    IFS-A106848        Ed. 06/2005

Item 2 – Code of Ethics — Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year if the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not applicable with semi-annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Sector Funds, Inc.

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs Secretary

Date July 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date July 25, 2005

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 25, 2005

*	Print the name and title of each signing officer under his or her signature.